As filed with the Securities and Exchange
                 Commission on December 30, 2003


                       File Nos. 333-37177
                                 811-08403

                SECURITIES AND EXCHANGE COMMISSION

                      Washington, D.C. 20549

                    --------------------------

                            FORM N-1A
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                   Pre-Effective Amendment No.


                Post-Effective Amendment No. 11        X

                              and/or


           REGISTRATION STATEMENT UNDER THE INVESTMENT
                       COMPANY ACT OF 1940


                        Amendment No. 12               X
                 -------------------------------

           AllianceBernstein Institutional Funds, Inc.
        (Exact Name of Registrant as Specified in Charter)


      1345 Avenue of the Americas, New York, New York 10105
        (Address of Principal Executive Office) (Zip Code)

          Registrant's Telephone Number, including Area
                       Code:(212) 969-1000

                  -----------------------------

                          MARK R. MANLEY
                 Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                     New York, New York 10105
             (Name and address of agent for service)


                   Copies of communications to:
                       Patricia A. Poglinco
                       Seward & Kissel LLP
                      One Battery Park Plaza
                     New York, New York 10004


It is proposed that this filing will become effective (check appropriate box)

_________immediately upon filing pursuant to paragraph (b)
_________on (date) pursuant to paragraph (b)
_________60 days after filing pursuant to paragraph (a)(1)
____X____on March 1, 2004 pursuant to paragraph (a)(1)
_________75 days after filing pursuant to paragraph (a)(2)
_________on (date) pursuant to paragraph (a)(2) of Rule 485.


          If appropriate, check the following box:

          ________This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         This Post-Effective Amendment No. 11 relates solely to the Quasar Institutional Fund of the Registrant. No information contained in the Registrant's Registration Statement relating to the Real Estate Investment Institutional Fund, the Premier Growth Institutional Fund, the Special Equity Institutional Fund, the International Premier Growth Institutional Fund and the Technology Institutional Fund of the Registrant is amended or superseded hereby.

              ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS
      AllianceBernstein Small Cap Growth Institutional Fund

                            Prospectus

                        ____________, 2004

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered
> Are Not FDIC Insured
> May Lose Value
> Are Not Bank Guaranteed

                        TABLE OF CONTENTS

RISK/RETURN SUMMARY

FEES AND EXPENSES OF THE FUND

PURCHASE AND SALE OF SHARES

    How The Fund Values Its Shares
    How To Buy Shares
    How To Exchange Shares
    How To Sell Shares

DISTRIBUTION ARRANGEMENTS

GLOSSARY

DESCRIPTION OF THE FUND

    Investment Objective and Principal Policies and Risks
    Description of Additional Investment Practices
    Additional Risk Considerations

MANAGEMENT OF THE FUND

DIVIDENDS, DISTRIBUTIONS AND TAXES

GENERAL INFORMATION

FINANCIAL HIGHLIGHTS

The Fund's investment adviser is Alliance Capital Management
L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

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                       RISK/RETURN SUMMARY

-----------------------------------------------------------------

          The following is a summary of certain key information about AllianceBernstein Small Cap Growth Institutional Fund. This Summary describes the Fund's objective, principal investment strategies, principal risks and fees. This Summary includes a short discussion of some of the principal risks of investing in the Fund.

          A more detailed description of the Fund, including the risks associated with investing in the Fund, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. The Fund may at times use certain types of investment derivatives such as options, futures and forwards. The use of these techniques involves special risks that are discussed in this Prospectus.

          Other important things for you to note:

          o    You may lose money by investing in the Fund.

          o An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ALLIANCEBERNSTEIN SMALL CAP GROWTH INSTITUTIONAL FUND

Objective:

          The Fund's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Fund's objective.

Principal Investment Strategies:

          The Fund generally invests in a widely diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, "smaller companies" are those that, at time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million).

          The Fund invests in well-known and established companies and in new and unseasoned companies. The Fund can invest in the equity securities of any company and industry and in any type of security with potential for capital appreciation. When selecting securities, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capabilities and practices. The Fund also may invest in non-convertible bonds, preferred stocks, and foreign securities.

Principal Risks:

          Among the principal risks of investing in the Fund is market risk. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies. To the extent the Fund invests in non-convertible bonds, preferred stocks, and foreign stocks, your investment has interest rate risk, credit risk, foreign risk and currency risk.

Performance Table and Bar Chart

          The information below includes a table that shows the Fund's average annual returns before and after taxes and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in the Fund by showing:

          o how the Fund's average annual returns, before and after taxes, for one and five years and over the life of the Fund compare to those of a broad-based securities market index; and

          o changes in the Fund's performance from year to year over the life of the Fund.

          The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Fund.

Performance Table
-----------------

Average Annual Total Returns
(For the periods ended December 31, 2003)

                                                        1 Year           5 Years           Since Inception*
                                                        ------           -------           ----------------
Class I**             Return Before Taxes               [_____]%         [_____]%               [_____]%

                      Return After Taxes on
                      Distributions                     [_____]%         [_____]%               [_____]%

                      Return After Taxes on
                      Distributions and Sale
                      of Fund Shares                    [_____]%         [_____]%               [_____]%

Class II              Return Before Taxes               [_____]%         [_____]%               [_____]%

Russell 1000 Growth   (reflects no deduction
Index                 for fees, expenses, or
                      taxes)                            [_____]%         [_____]%               [_____]%

-----------------
*     Inception Date for Class I and Class II shares: 3/17/98.
**    After-tax Returns:
          -Are shown for Class I shares only and will vary for Class II shares because Class II shares have a higher expense ratio;
          -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
          -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Bar Chart
---------

The annual returns in the bar chart are for the Fund's Class I shares.

[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

n/a       n/a        n/a       n/a        n/a      16.06%       9.91%     -11.65%    -30.16%     [___]%
-------------------------------------------------------------------------------------------------------
94        95         96        97         98         99          00          01         02         03

                                                                                        Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up [________]%, [____] quarter, [________]; and
Worst Quarter was down [________]%, [____] quarter, [________].

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                  FEES AND EXPENSES OF THE FUND

-----------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge imposed on purchases         None

Sales charge imposed on dividend reinvestment     None

Deferred sales charge                             None

Exchange Fee                                      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from
Fund assets)

                                                  Operating Expenses
                                                  ------------------

                                               Class I         Class II
                                               -------         --------

     Management fees                             1.00%            1.00%
     12b-1 and/or service fees                   None             .30%
     Other expenses                             [____]%          [____]%
     Total fund operating expenses              [____]%          [____]%
     Waiver and/or expense reimbursement
     (a)                                       ([____])%        ([____])%
                                               ---------        ---------
     Net expenses                               [____]%          [____]%
                                                =======          =======
EXAMPLES

The Examples are to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on those assumptions your costs as reflected in the Examples would be:

Examples
--------

                               Class I           Class II
                               -------           --------
  After 1 Yr.                  $[_____]          $[_____]
  After 3 Yrs.(b)              $[_____]          $[_____]
  After 5 Yrs.(b)              $[_____]          $[_____]
  After 10 Yrs.(b)             $[_____]          $[_____]

--------
(a) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the Fund's current fiscal year (October 31) and may be extended by Alliance for additional one-year terms.
(b) These examples assume that Alliance's agreement to waive management fees and/or bear Fund expenses is not extended beyond its initial period.

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                   PURCHASE AND SALE OF SHARES

-----------------------------------------------------------------

How The Fund Values Its Shares

The Fund's net asset value or NAV is calculated at 4:00 p.m., Eastern time, each day the Exchange is open for business. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund values its securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Fund's directors believe accurately reflect fair market value.

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund.

How To Buy Shares

You may purchase the Fund's shares through your financial representative at NAV. The Fund's shares are not subject to any initial or contingent sales charges. See "Distribution
Arrangements" for a description of who can buy each class of shares of the Fund.

The minimum initial investment in the Fund is $2 million.
Investments made through fee-based or wrap-fee programs will satisfy the minimum initial investment requirement if the fee-based or wrap-fee program, as a whole, invests at least $2 million in the Fund. There is no minimum for subsequent investments. The minimum initial investment may be waived in the discretion of the Fund.

General

The Fund is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and social security/taxpayer identification number. The Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If the Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes that it has identified potentially criminal activity, the Fund reserves the right to take action as it deems appropriate which may include closing your account. If you are not a U.S. citizen or Resident Alien, your account must be affiliated with a NASD member.

The Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

The Fund may refuse any order to purchase shares. In particular, the Fund reserves the right to restrict purchases of shares (including through exchanges) when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations.

How To Exchange Shares

You may exchange your shares of the Fund for the same class of shares of any other AllianceBernstein Institutional Funds and for Class A shares of any other AllianceBernstein Mutual Fund. Exchanges of shares are made at the next-determined NAV without sales or service charges. You may request an exchange by mail or telephone. You must call by 4:00 p.m., Eastern time, to receive that day's NAV. The Fund may modify, restrict, or terminate the exchange service on 60 days' notice.

How To Sell Shares

You may "redeem" your shares (i.e., sell your shares to the Fund) on any day the Exchange is open, either directly or through your financial representative. Your sales price will be the next-determined NAV after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

     o    Selling Shares Through Your Financial Representative

Your financial representative must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by 5:00 p.m., Eastern time, for you to receive that day's NAV. Your financial representative is responsible for submitting all necessary documentation to the Fund and may charge you for this service. If you are in doubt about what documents are required by your fee-based program or other program, you should contact your financial representative.

     o    Selling Shares Directly To The Fund

          By Mail:

          -- Send a signed letter of instruction or stock power form, along with certificates, to:

                           Alliance Global Investor Services
                           P.O. Box 786003
                           San Antonio, TX 78278-6003

               For certified or overnight deliveries, send to:

                           Alliance Global Investor Services 8000
                           IH 10 W, 4th floor
                           San Antonio, TX 78230

          -- For your protection, a bank, a member firm of a national stock exchange or other eligible guarantor institution must guarantee signatures. Stock power forms are available from your financial representative, Alliance Global Investor Services, Inc. or AGIS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AGIS.

          By Telephone:

          -- You may redeem your shares for which no stock certificates have been issued by telephone request. Call AGIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

          -- A telephone redemption request must be received by 4:00 p.m., Eastern time, for you to receive that day's NAV.

          -- If you have selected electronic funds transfer in your Subscription Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

          -- Redemption requests by electronic funds transfer may not exceed $100,000 and redemption requests by check may not exceed $50,000 per day (except for certain omnibus accounts).

          -- Telephone redemption is not available for shares held in nominee or "street name" accounts or retirement plan accounts or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

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                    DISTRIBUTION ARRANGEMENTS

-----------------------------------------------------------------

Share Classes.  The Fund offers two classes of shares.

Class I Shares

You may purchase and hold shares of Class I solely:

          o through accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Fund's principal underwriter, AllianceBernstein Investment Research and Management, Inc. or ABIRM;

          o through employee plans that have at least $10 million in assets;

          o if you are an investment advisory client of, or are a certain other person associated with, Alliance and its affiliates or the Funds; and

          o as an interest in a "qualified State tuition program" (within the meaning of Section 529 of the Code) approved by ABIRM.

Class II Shares

You may purchase and hold shares of Class II solely:

          o if you are an investor participating in a wrap-fee or other similar program offered by a registered broker-dealer or other financial intermediary that meets certain requirements established by ABIRM; and

          o through employee plans that have at least $10 million in assets.

For more detailed information about who may purchase and hold the shares of the Fund, see the Fund's Statement of Additional
Information or SAI. Fee-based and other programs may impose different requirements with respect to investment in the shares of the Fund than described above.

Asset-based Sales Charge or Rule 12b-1 and/or Service Fees. The Fund has adopted a plan under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and service fees for the distribution and sale of its Class II shares. The amount of these fees is .30% of the Fund's aggregate average daily net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. All or a portion of the fees may be paid to financial intermediaries.

Conversion Feature. As described above, Class I shares may be held solely through fee-based program accounts, employee benefit plans, qualified State tuition programs and by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Fund. If a holder of Class I shares (i) ceases to participate in the fee-based program or plan or (ii) is otherwise no longer eligible to purchase Class I shares as described in this Prospectus (each, a "Conversion Event"), then all Class I shares held by the shareholder will convert automatically to Class II shares of the Fund. The Fund will provide the shareholder with at least 30 days advance notice of such conversion.

The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Class I shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAVs of the two classes and without the imposition of any sales load, fee or other charge.

Other. If you are the Fund shareholder through an account established under a fee-based or other program, your fee-based or other program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described in this Prospectus. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of shares made through such financial representative. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.

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                             GLOSSARY

-----------------------------------------------------------------

This Prospectus uses the following terms.

Types of Securities
-------------------

Convertible securities are fixed-income securities that are convertible into common stock.

Depositary receipts include receipts include American Depositary
Receipts ("ADR"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend paying preferred stocks, including floating rate and variable rate instruments.

Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by foreign governments, quasi-governmental entities, governmental agencies or other governmental entities.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets at more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A securities are securities that may be resold under Rule
144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

Rating Agencies and Indexes
---------------------------

Fitch is Fitch Ratings, the international rating agency formed through the merger of Fitch IBCA, Inc. and Duff & Phelps Credit
Rating Co.

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

S&P 500 is S&P's 500 Composite Stock Index, a widely recognized unmanaged index of market activity.

Other
-----

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

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                     DESCRIPTION OF THE FUND

-----------------------------------------------------------------

This section of the Prospectus provides a more complete description of the Fund's investment objective, principal strategies and risks. Of course, there can be no assurance that the Fund will achieve its investment objective.

Please note that:

          o Additional discussion of the Fund's investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices following this section.

          o The description of the Fund's principal risks may include risks described in the Risk/Return Summary above. Additional information about the risks of investing in the Fund can be found in the discussion under Description of Additional Risk Considerations.

          o Additional descriptions of the Fund's strategies, investments and risks may be found in the Fund's
               SAI.

          o Except as noted, (i) the Fund's investment objective is "fundamental" and cannot be changed without a shareholder vote and, (ii) its investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in the Fund's portfolio after they are purchased by the Fund will not cause the Fund to be in violation of such limitation.

Investment Objective and Principal Policies and Risks

Investment Objective

          The Fund's investment objective is growth of capital by pursuing aggressive investment policies. The Fund invests for capital appreciation and only incidentally for current income.

Principal Policies

          The Fund's practice of selecting securities based on the possibility of appreciation cannot, of course, ensure against a loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and investors who want assured income or preservation of capital should not invest in the Fund.

          Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For purposes on this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. For these purposes, "smaller companies" are those that, at time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million). Because the Fund's definition of smaller companies is dynamic, the upper limit on market capitalization will change with the markets. As of June 30, 2003, there were approximately 4,700 smaller companies, and those smaller companies had market capitalizations ranging up to approximately $3.9 billion.

          The Fund invests in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies. When selecting securities for the Fund, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits and management capability and practices.

          The Fund invests principally in equity securities, but it also invests to a limited degree in non-convertible bonds and preferred stocks. The Fund invests in listed and unlisted U.S. and foreign securities. The Fund can periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

          The Fund also may:

          o purchase and sell forward and futures contracts and options on these securities for hedging purposes;

          o make short sales of securities against the box but not more than 15% of its net assets may be deposited on short sales;

          o write covered call options of up to 15% of its total assets and purchase and sell put and call options written by others of up to, for all options, 10% of its total assets;

          o invest in depository receipts or other derivative instruments representing securities of companies based in countries other than the U.S.; and

          o    make loans of portfolio securities of up to 33
               1/3% of its total assets (including collateral for any security loaned).

          Investments in smaller companies may have more risk because they tend to be more volatile that the overall stock market. The Fund's investments in non-convertible bonds, preferred stocks and foreign stocks may have credit risk and foreign risk.

          Prior to _________, 2004, the Fund was known as the AllianceBernstein Quasar Institutional Fund.

Principal Risks

          Among the principal risks of investing in the Fund are:

          o Market Risk This is the risk that the value of the Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods.

          o    Capitalization Risk This is the risk of
               investments in small-capitalization companies. Investments in small-cap companies tend to be more volatile than investments in large-cap or mid-cap companies. The Fund's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets, or financial resources.

          o Interest Rate Risk This is the risk that changes in interest rates will affect the value of the Fund's investments in income-producing, fixed-income (i.e. debt) securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is particularly applicable to fixed-income securities.

          o Credit Risk This is the risk that the issuer of a security or the other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is applicable to the Fund because it invests in fixed-income securities.

          o Foreign Risk This is the risk of investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment.

          o Currency Risk This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of the Fund's investments.

          o Management Risk The Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended results.

Description of Additional Investment Practices

          This section describes the Fund's investment practices and the risks associated with these practices. Unless otherwise noted, the Fund's use of any of these practices was specified in the previous section.

          Forward Contracts. A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objective of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

          Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, foreign currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

          The Fund will purchase options on futures contracts written or purchased that are traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against the anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.

          The Fund will engage in transactions in futures contracts and options on futures contracts only to the extent the transactions constitute bona fide hedging or other permissible transactions in accordance with rules and regulations of the Commodity Futures Trading Commission.

          The Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 50% of its total assets. In addition, the Fund may not purchase or sell a stock index future if immediately thereafter more than 30% of its total assets would be hedged by stock index futures. The Fund may not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.

          Depositary Receipts and Securities of Supranational Entities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

          A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

          Illiquid Securities. The Fund will limit its investments in illiquid securities to 15% of its net assets. Illiquid securities generally include (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

          Because of the absence of a trading market for illiquid securities, the Fund may not be able to realize its full value upon sale. Alliance will monitor the liquidity of the Fund's investments in illiquid securities. Rule 144A securities generally will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by the Fund.

          The Fund may not be able to readily sell securities for which there is no ready market. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than Alliance's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which the Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to the length of time the securities may be held or the manner of resale. However, there may be contractual restrictions on resale of securities.

          Loans of Portfolio Securities. The Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions, provided that cash, liquid high grade debt securities or bank letters of credit equal to at least 100% of the market value of the securities loaned is deposited and maintained by the borrower with the Fund. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Fund's investment risks. The Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. The Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

          Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by the Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by the Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

          In purchasing an option, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

          If an option written by the Fund were exercised, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price. These risks could be reduced by entering into a closing transaction (i.e., by disposing of the option prior to its exercise). The Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

          Options purchased or written by the Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

          Short Sales. A short sale is effected by selling a security that the Fund does not own, or, if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Certain special federal income tax considerations may apply to short sales entered into by the Fund.

          Future Developments. The Fund may, following written notice to shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

          General. The successful use of the investment practices described above draws upon Alliance's special skills and experience with respect to such investments and usually depends on Alliance's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices, or exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

          The Fund's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by the Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively. In addition, the Fund's ability to engage in options and futures transactions may be limited by tax considerations.

          Portfolio Turnover. The Portfolio turnover rate for the Fund is included in the Financial Highlights section. The Fund is actively managed and, in some cases in response to market conditions, the Fund's portfolio turnover rate may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. Higher portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

          Temporary Defensive Position. For temporary defensive purposes, the Fund may reduce its position in equity securities and invest, without limit, in certain types of short-term, liquid, high grade or high-quality debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities including notes and bonds. Such securities also may include foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While the Fund invests for temporary defensive purposes, it may not meet its investment objective.

Additional Risk Considerations

Investment in the Fund involves the special risk considerations described below.

          Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Fund's portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

          Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

          The Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require the Fund to adopt special procedures that may involve additional costs to the Fund. These factors may affect the liquidity of the Fund's investments in any country and Alliance will monitor the effect of any such factor or factors on the Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

          Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

          The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country and the Fund's investments. In the event of expropriation, nationalization or other confiscation, the Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

          Investment in Smaller, Emerging Companies. The Fund may invest in smaller, emerging companies. Investment in such companies involves greater risks than is customarily associated with securities of more established companies. The securities of smaller companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or broad market indices.

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                      MANAGEMENT OF THE FUND

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Investment Adviser

          The Fund's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser managing client accounts with assets as of _______, 2003 totaling approximately $[__] billion (of which approximately $[__] billion represented assets of investment companies). As of __________, 2003, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including [__] of the nation's FORTUNE 100 companies), for public employee retirement funds in [__] states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The [__] registered investment companies managed by Alliance, comprising [__] separate investment portfolios, currently have approximately [__] million shareholder accounts.

          Alliance may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. Alliance may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Fund. Certain other clients of Alliance may have investment objectives and policies similar to those of the Fund. Alliance may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of Alliance to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Alliance to the accounts involved, including the Fund. When two or more of the clients of Alliance (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

          Bruce Aronow is the person who has been primarily responsible for the day-to-day management of the Fund since 1999. Prior thereto, he was Vice President at Invesco since 1998. Mr. Aronow is a Senior Vice President of Alliance Capital Management Corporation and has been associated with Alliance since prior to 1999.

          Alliance provides investment advisory services and order placement facilities for the Fund. For these advisory services, the Fund paid Alliance a fee as a percentage of average daily net assets at an annualized rate of [_____]% of the Fund's average daily net assets for the fiscal year ended October 31, 2003.

Legal Proceedings

          Alliance is currently under investigation by the Office of the New York State Attorney General ("NYAG") and the Commission in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that Alliance provide information to them. Alliance has been cooperating with all of these authorities and has been conducting its own internal investigation into these matters. In addition, Alliance's Board of Directors authorized a special committee, comprised of the members of Alliance's Audit Committee and the other independent member of Alliance's Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the Commission's and the NYAG's investigations.

          On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint"), was filed against Alliance; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Mutual Fund shares, violating Sections 11 and 15 of the Securities Act of 1933, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, and Sections 206 and 215 of the Investment Advisers Act of 1940. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

          In addition to the Hindo Complaint, between October 3 and November 13, 2003 over twenty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance and certain other defendants. All of these lawsuits seek an unspecified amount of damages.

          Through November 14, 2003, Alliance's internal investigation has revealed that Alliance maintained relationships with certain investors who were permitted to engage in market timing trades in certain AllianceBernstein Mutual Funds in return for or in connection with making investments (which were not actively traded) in other Alliance products, including hedge funds and mutual funds, for which Alliance receives advisory fees ("Market Timing Relationships"). Alliance believes that these Market Timing Relationships created conflicts of interest and that certain of the trades made pursuant to these relationships had an adverse effect on some of the shareholders of the AllianceBernstein Mutual Funds. These matters are the subject of the ongoing internal investigations by Alliance.

          The Independent Directors of the Fund (the "Independent
Directors") have also initiated an investigation of these matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

          As announced by Alliance on November 10, 2003, John D. Carifa has resigned as Chairman of the Board of Directors and President of the Fund. The Board of Directors of the Fund (the "Board") has elected Marc O. Mayer, who has assumed the leadership of Alliance's mutual fund business, as President and a Director of the Fund. The Board has elected William H. Foulk, Jr., an Independent Director, as Chairman of the Board.

          As a result of Alliance's involvement in market timing or for other reasons, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

          Any resolution of Alliance's involvement in market timing and the related Commission and NYAG investigations and private lawsuits is likely to include, but not be limited to, sanctions, penalties, appropriate restitution to mutual fund shareholders and structural changes in the governance of Alliance's mutual fund business. Alliance is committed to full restitution of the adverse effects that inappropriate market timing transactions allowed by Alliance had on the shareholders of the AllianceBernstein Mutual Funds.

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                DIVIDENDS, DISTRIBUTIONS AND TAXES

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          The Fund's income dividends and capital gains
distributions, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of the Fund. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or shares at the time you purchase shares. Your election can be changed at any time prior to the record date for a particular dividend or distribution. Cash dividends can be paid by check or, at your election, electronically via the ACH network. There is no sales or other charge in connection with the reinvestment of Fund dividends and distributions.

          If you receive an income dividend or capital gains distribution in cash, you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the same class of the Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Fund.

          While it is the intention of the Fund to distribute to its shareholders substantially all of the fiscal year's net income and net realized capital gains, if any, the amount and timing of any such dividend or distribution will depend upon the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

          For federal income tax purposes, the Fund's distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Distributions of long-term capital gains generally will be taxable to you as long-term capital gains. The Fund's distributions also may be subject to certain state and local taxes. Dividends and distributions are taxable whether you receive them in cash or shares, or reinvest a cash distribution in additional shares.

          Under the provisions of recently enacted tax legislation, the maximum long term capital gain rate has been reduced from 20% to 15%, and some or all of the distributions from a mutual fund may be treated as "qualified dividend income", taxable to individuals at the reduced maximum rate of 15% (5% for individuals in lower tax brackets), provided that both the Fund and the individual satisfy certain holding period and other requirements. A distribution from the Fund is treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic corporations and certain qualified foreign corporations, and provided that the Fund meets certain holding period and other requirements with respect to the security paying the dividend. In addition, the individual must meet certain holding period requirements with respect to the shares of the Fund in order to take advantage of the 15% tax rate. To the extent distributions from the Fund are attributable to other sources, such as taxable interest, most distributions from real estate investment trusts, or short-term capital gains, the dividends will not be eligible for the lower rates. The Fund will notify you as to how much of the Fund's distributions, if any, would qualify for the reduced tax rate, assuming that you also satisfy the holding period requirements.

          Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid, but there can be no assurance that the Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim all or a portion of a credit or deduction for the amount of such taxes.

          Under certain circumstances, if the Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the distributions may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as a capital gain.

          If you buy shares just before the Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution. The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

          Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

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                       GENERAL INFORMATION

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          Under unusual circumstances, the Fund may suspend
redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Fund reserves the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

          During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

          Householding. Many shareholders of the
AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Fund, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call AGIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

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                       FINANCIAL HIGHLIGHTS

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          The financial highlights table is intended to help you
understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [________________], the Fund's independent auditors, whose reports, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

                                             Income from Investment Operations             Less Dividends and Distributions
                                           --------------------------------------       ---------------------------------------
                                                        Net Gains or
                                                        Losses on                                   Distributions
                             Net Asset     Net          Investments                     Dividends   in Excess
                             Value,        Investment   (both           Total from      from Net    of Net       Distributions
                             Beginning     Income       realized and    Investment      Investment  Investment   from Capital
Fiscal Year or Period        of Period     (Loss)(a)(b) unrealized)     Operations      Income      Income       Gains
---------------------        ---------     ------------ -----------     ----------      ----------  ----------   -------------
Class I
Year ended 10/31/03........    $[_______]  $[_______]   $[_______]      $[_______]       $[_______]  $[_______]  $[_______]
Year ended 10/31/02........    $   6.80    $    (.06)   $ (1.50)        $ (1.56)         $ 0.00      $ 0.00      $  0.00
Year ended 10/31/01........    $  11.38    $    (.05)   $ (2.69)        $ (2.74)         $ 0.00      $ 0.00      $ (1.72)
Year ended 10/31/00........    $   7.92    $    (.11)   $  3.57         $  3.46          $ 0.00      $ 0.00      $  0.00
Year ended 10/31/99........    $   7.42    $    (.02)   $   .53         $   .51          $ 0.00      $  (.01)    $  0.00

Class II
Year ended 10/31/03........    $[_______]  $[_______]   $[_______]      $[_______]      $[_______]   $[_______]  $[_______]
Year ended 10/31/02........    $   6.71    $    (.20)   $ (1.37)        $ (1.57)        $ 0.00       $ 0.00      $  0.00
Year ended 10/31/01........    $  11.32    $    (.07)   $ (2.70)        $ (2.77)        $ 0.00       $ 0.00      $ (1.72)
Year ended 10/31/00........    $   7.90    $    (.06)   $  3.48         $  3.42         $ 0.00       $ 0.00      $  0.00
Year ended 10/31/99........    $   7.40    $    (.05)   $   .55         $   .50         $ 0.00       $ 0.00      $  0.00

      Less Distributions                                                 Ratios/Supplemental Data
--------------------------------                          -------------------------------------------------------
                                                                        Ratio of     Ratio of Net
Distributions                                                           Expenses     Income
in Excess of      Total          Net Asset                Net Assets,   to Average   (Loss) to      Portfolio
Net Realized      Dividends and  Value, End   Total       End of        Net          Average Net    Turnover
Gains             Distributions  of Period    Return (c)  Period        Assets(d)    Assets(b)      Rate
------------      -------------  ----------   ----------  ----------    -----------  -----------    ---------
$[______]         $[______]      $[______]    [_____]%    $[_____](e)   [______]%    [______]%      [______]%
$  0.00           $  0.00        $  5.24      (22.94)%    $ 105,172(e)    1.20%         (.95)%       106%
$  (.12)          $ (1.84)       $  6.80      (27.20)%    $  59,184(e)    1.20%         (.71)%       125%
$  0.00           $  0.00        $ 11.38       43.69%     $  12,606(e)    1.20%        (1.08)%       181%
$  0.00           $  (.01)       $  7.92        6.88%     $  16,798(e)    1.20%         (.20)%       144%

$[______]         $[______]      $[______]    [______]%   $[______]     [______]%    [______]%      [______]%
$  0.00           $  0.00        $  5.14       (23.40)%   $      65       1.50%        (3.09)%       106%
$  (.12)          $ (1.84)       $  6.71       (27.71)%   $      87       1.50%         (.84)%       125%
$  0.00           $  0.00        $ 11.32        43.29%    $     495       1.35%         (.64)%       181%
$  0.00           $  0.00        $  7.90         6.76%    $  14,400(e)    1.35%         (.51)%       144%

--------
(a)  Based on average shares outstanding.
(b)  Net of fee waiver and expense reimbursement.
(c) Total investment return is calculated assuming an initial investment made at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(d) Net of expenses waived/reimbursed. If the Fund had borne all expenses, the expense ratio would have been as follows:

                                    1999           2000         2001             2002         2003
                                    ----           ----         ----             ----         ----
Class I                             2.08%          2.39%        2.38%            1.52%        [______]%
Class II                            2.14%          2.29%        2.23%            1.94%        [______]%
(e)      (000's omitted).

          For more information about the Fund, the following documents are available upon request:

          o    Annual/Semi-Annual Reports to Shareholders

          The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

          o    Statement of Additional Information (SAI)

          The Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Fund's SAI is incorporated by reference into (and is legally part of) this Prospectus.

          You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries of the Fund, by contacting your broker or other financial intermediary, or by contacting Alliance:

By Mail:        Alliance Global Investor Services
                P.O. Box 786003
                San Antonio, TX 78278-6003

By Phone:       For Information: (800) 221-5672
                For Literature:  (800) 227-4618

Or you may view or obtain these documents from the Commission:

          o Call the Commission at 1-202-942-8090 for information on the operation of the Public
               Reference Room.

          o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

          o Copies of the information may be obtained, after paying a fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's
               Public Reference Section, Washington, DC
               20549-0102.

You also may find more information about Alliance and the Fund on the Internet at: www.Alliancecapital.com

SEC File No: 811-08776

Privacy Notice

Alliance Capital Management L.P., the Alliance Family of Funds and AllianceBernstein Investment Research and Management, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.


00250.0237 #452210

(LOGO)                              ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.
                                      - ALLIANCEBERNSTEIN SMALL CAP GROWTH
                                        INSTITUTIONAL FUND

---------------------------------------------------------------

c/o Alliance Global Investor Services, Inc.
P.O. 786003, San Antonio, Texas 78278-6003
Toll Free (800) 221-5672
For Literature:  Toll Free (800) 227-4618

---------------------------------------------------------------

               STATEMENT OF ADDITIONAL INFORMATION
                       [__________], 2004

---------------------------------------------------------------

          This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the current Prospectus dated [__________], 2004 (the "Prospectus") for AllianceBernstein Institutional Funds, Inc. (the "Company"). Financial statements for the Company for the year ended October 31, 2003 are included in the annual report to shareholders and are incorporated into this Statement of Additional Information by reference. Copies of the Prospectus and annual report may be obtained by contacting Alliance Global Investor Services, Inc. ("AGIS") at the address or the "For Literature" telephone number shown above.

                        TABLE OF CONTENTS
                                                             Page

Description of the Fund......................................
Management of the Fund.......................................
Expenses of the Fund.........................................
Purchase of Shares...........................................
Redemption and Repurchase of Shares..........................
Shareholder Services.........................................
Net Asset Value   ...........................................
Dividends, Distributions and Taxes...........................
Portfolio Transactions.......................................
General Information..........................................
Financial Statements and Report of Independent
  Auditors        ..........................................
Appendix A: Statement of Policies and Procedures
  for Voting Proxies.........................................A-1


--------------------
SM: This is a service mark used under license from the owner.

---------------------------------------------------------------

                     DESCRIPTION OF THE FUND

---------------------------------------------------------------

          The Company is an open-end management investment company whose shares are offered in separate series referred to as "Funds." Each Fund is a separate pool of assets constituting, in effect, a separate fund with its own investment objective and policies. A shareholder in a Fund will be entitled to his or her pro-rata share of all dividends and distributions arising from that Fund's assets and, upon redeeming shares of that Fund, the shareholder will receive the then current net asset value of the applicable class of shares of that Fund. (See "Purchase and Sale of Shares" in the Prospectus.) The Company is empowered to establish, without shareholder approval, additional Funds which may have different investment objectives.

          The Company currently has four portfolios:
AllianceBernstein Small Cap Growth Institutional Fund (the "Fund"), which is described in this Statement of Additional Information, and AllianceBernstein Premier Growth Institutional Fund, AllianceBernstein Real Estate Investment Institutional Fund and AllianceBernstein Special Equity Institutional Fund, which are each described in a separate Statement of Additional Information, copies of which can be obtained by contacting AGIS at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information. The Fund changed its name from Alliance Quasar Institutional Fund to AllianceBernstein Quasar Institutional Fund effective March 31, 2003. The Fund changed its name from AllianceBernstein Quasar Institutional Fund to AllianceBernstein Small Cap Growth Fund effective [_________], 2004.

          Except as otherwise indicated, the investment policies of the Fund are not "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and may, therefore, be changed by the Company's Board of Directors (the "Board of Directors" or the "Directors") without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to its shareholders. The Fund's investment objective may not be changed without shareholder approval. There can be, of course, no assurance that the Fund will achieve its investment objective.

Investment Objective
--------------------

          The investment objective of the Fund is growth of capital by pursuing aggressive investment policies. Investments will be made based upon their potential for capital appreciation. Therefore, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. Moreover, to the extent the Fund seeks to achieve its objective through the more aggressive investment policies described below, risk of loss increases. The Fund is therefore not intended for investors whose principal objective is assured income or preservation of capital.

How The Fund Pursues Its Objective
----------------------------------

          Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For purposes on this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. For these purposes, "smaller companies" are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund's definition of smaller companies is dynamic, the upper limit on market capitalization will change with the markets.

          Within this basic framework, the policy of the Fund is to invest in any companies and industries and in any types of securities which are believed to offer possibilities for capital appreciation. Investments may be made in well-known and established companies as well as in new and unseasoned companies. Critical factors considered in the selection of securities include the economic and political outlook, the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, and management capability and practices.

          It is the policy of the Fund to invest principally in equity securities (common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks); however, it may also invest to a limited degree in non-convertible bonds and preferred stocks when, in the judgment of Alliance Capital Management L.P., the Fund's Adviser ("Alliance" or the "Adviser"), such investments are warranted to achieve the Fund's investment objective. When business or financial conditions warrant, a more defensive position may be assumed and the Fund may invest in short-term fixed-income securities, in investment grade debt securities, in preferred stocks or may hold its assets in cash.

          The Fund may invest in both listed and unlisted domestic and foreign securities, in restricted securities, and in other assets having no ready market, but not more than 15% of the Fund's net assets may be invested in all such restricted or not readily marketable assets at any one time (excluding Rule 144A securities). Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under Rule 144 or 144A promulgated under the Securities Act of 1933, as amended (the "Securities Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities and other not readily marketable assets will be valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

          Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent inception of the PORTAL System, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc ("NASD").


          The Fund's Adviser, acting under the supervision of the Board of Directors, will monitor the liquidity of restricted securities in the Fund's portfolio that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Fund's Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers making quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable Securities and Exchange Commission (the "Commission") interpretation or position with respect to such type of securities.

          The Fund intends to invest in special situations from time to time. A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others, the following: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities. The Fund will not, however, purchase securities of any company with a record of less than three years continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in such companies, taken at cost, to exceed 25% of the value of the Fund's total assets.

Additional Investment Policies and Practices
--------------------------------------------

          The following additional investment policies and practices, including restrictions, supplement those set forth above and in the Prospectus.

          General. In seeking to attain its investment objective of growth of capital, the Fund will supplement customary investment practices by engaging in a broad range of investment techniques including short sales "against the box," writing call options, purchases and sales of put and call options written by others and investing in special situations. These techniques are speculative, may entail greater risk, may be considered of a more short-term nature, and to the extent used, may result in greater turnover of the Fund's portfolio and a greater expense than is customary for most investment companies. Consequently, the Fund is not a complete investment program and is not a suitable investment for those who cannot afford to take such risks or whose objective is income or preservation of capital. No assurance can be given that the Fund will achieve its investment objective. However, by buying shares in the Fund an investor may receive advantages he would not readily obtain as an individual, including professional management and continuous supervision of investments. The Fund will be subject to the overall limitation (in addition to the specific restrictions referred to below) that the aggregate value of all restricted and not readily marketable securities of the Fund, and of all cash and securities covering outstanding call options written or guaranteed by the Fund, shall at no time exceed 15% of the value of the total assets of the Fund.

          There is also no assurance that the Fund will at any particular time engage in all or any of the investment activities in which it is authorized to engage. In the opinion of the Fund's management, however, the power to engage in such activities provides an opportunity which is deemed to be desirable in order to achieve the Fund's investment objective.

          Forward Contract. A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

          Forward Foreign Currency Exchange Contracts. The Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund of adverse changes in the relationship between the U.S. Dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

          The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). The Fund may not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Fund's transactions in that currency. Additionally, for example, when the Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). The Fund will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Fund believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge").

          To the extent required by applicable law, the Fund's Custodian will place liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the assets placed in a separate account declines, additional liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to maintaining all or part of the separate account, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. In addition, the Fund may use such other methods of "cover" as are permitted by applicable law.

          The Fund will not speculate in forward currency contracts. The Fund will only enter forward foreign currency exchange contracts with counterparties that, in the opinion of the Adviser, do not present undue credit risk. Generally, such forward contracts will be for a period of less than three months.

          Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of securities decline. These transactions also preclude the opportunity for gain if the value of the hedge currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the anticipated devaluation level. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The matching of the increase in value of a forward contract and the decline in the U.S. Dollar equivalent value of the foreign currency-denominated asset that is the subject of the hedge generally will not be precise. In addition, the Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. Dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

          Futures Contracts and Options on Futures Contracts. The Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government Securities, securities issued by foreign government entities, or common stocks ("futures contracts") and may purchase and write put and call options to buy or sell futures contracts ("options on futures contracts"). A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of a contractual obligation to acquire the securities or foreign currencies called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

          Options on futures contracts written or purchased by the Fund will be traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.

          The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act. The Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate of the market value of the outstanding futures contracts of the Fund and the market value of the currencies and futures contracts subject to outstanding options written by the Fund would exceed 50% of the market value of the total assets of the Fund.

          The successful use of such instruments draws upon the Adviser's special skills and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses. The Fund's Custodian will place liquid assets in a segregated account of the Fund having a value equal to the aggregate amount of the Fund's commitments under futures contracts.

          Stock Index Futures. The Fund may purchase and sell stock index futures contracts. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of liquid assets equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. The Fund will not purchase and sell options on stock index futures contracts.

          The Fund may purchase or sell a stock index future if, immediately thereafter, more than 30% of its total assets would be hedged by stock index futures. In connection with its purchase of stock index futures contracts the Fund will deposit in a segregated account with the Fund's custodian an amount of liquid assets equal to the market value of the futures contracts less any amounts maintained in a margin account with the Fund's broker. The Fund may not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.

          Lending of Portfolio Securities. The Fund may seek to increase income by lending portfolio securities. Under present regulatory policies, such loans are required to be secured continuously by collateral consisting of liquid assets maintained in an amount at least equal to the market value of the securities loaned. The Fund has the right to call such a loan and obtain the securities loaned or equivalent securities at any time on five days' notice. During the existence of a loan, the Fund will receive the income earned on investment of the collateral. The aggregate value of the securities loaned by the Fund may not exceed 33 1/3% of the value of the Fund's total assets (including collateral for any stock loaned).

          Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Fund to keep all of its assets at work while retaining overnight flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, the Fund might be delayed in or prevented from, selling the collateral for its benefit. The Adviser monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.

          Short Sales. The Fund may only make short sales of securities "against the box." A short sale is effected by selling a security which the Fund does not own, or if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. Gains or losses will be short- or long-term for federal income tax purposes depending upon the length of the period the securities are held by the Fund before closing out the short sales by delivery to the lender. The Fund may, in certain instances, realize short-term gain on short sales "against the box" by covering the short position through a subsequent purchase. Not more than 15% of the value of the Fund's net assets will be in deposits on short sales "against the box". Short sales may be used by the Fund in some cases to defer the realization of gain or loss for federal income tax purposes on securities then owned by the Fund. However, pursuant to the Taxpayer Relief Act of 1997, if the Fund has unrealized gain with respect to a security and enters into a short sale with respect to such security, the Fund generally will be deemed to have sold the appreciated security and thus will recognize gain for tax purposes.

          Puts and Calls. The Fund may write call options and may purchase and sell put and call options written by others, combinations thereof, or similar options. The Fund may not write put options. A put option gives the buyer of such option, upon payment of a premium, the right to deliver a specified number of shares of a stock to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified number of shares of a specified stock on or before a fixed date, at a predetermined price, usually the market price at the time the contract is negotiated. When calls written by the Fund are exercised, the Fund will be obligated to sell stocks below the current market price.

          The writing of call options will, therefore, involve a potential loss of opportunity to sell securities at higher prices. In exchange for the premium received, the writer of a fully collateralized call option assumes the full downside risk of the securities subject to such option. In addition, the writer of the call gives up the gain possibility of the stock protecting the call. Generally, the opportunity for profit from the writing of options is higher, and consequently the risks are greater when the stocks involved are lower priced or volatile, or both. While an option that has been written is in force, the maximum profit that may be derived from the optioned stock is the premium less brokerage commissions and fees. (For a discussion regarding certain tax consequences of the writing of call options by the Fund, see "Dividends, Distributions and Taxes".)

          Writing, purchasing and selling call options are highly specialized activities and entail greater than ordinary investment risks. It is the Fund's policy not to write a call option if the premium to be received by the Fund in connection with such option would not produce an annualized return of at least 15% of the then market value of the securities subject to option. Commissions, stock transfer taxes and other expenses of the Fund must be deducted from such premium receipts. Option premiums vary widely depending primarily on supply and demand. Calls written by the Fund will ordinarily be sold either on a national securities exchange or through put and call dealers, most, if not all, of whom are members of a national securities exchange on which options are traded, and will in such cases be endorsed or guaranteed by a member of a national securities exchange or qualified broker-dealer, which may be Sanford C. Bernstein & Co., LLC, an affiliate of the Adviser. The endorsing or guaranteeing firm requires that the option writer (in this case the Fund) maintain a margin account containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm. A call written by the Fund will not be sold unless the Fund at all times during the option period owns either
(a) the optioned securities, or securities convertible into or carrying rights to acquire the optioned securities or (b) an offsetting call option on the same securities.

          The Fund will not sell a call option written or guaranteed by it if, as a result of such sale, the aggregate of the Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the Fund's total assets. The Fund will not sell any call option if such sale would result in more than 10% of the Fund's assets being committed to call options written by the Fund, which, at the time of sale by the Fund, have a remaining term of more than 100 days. The aggregate cost of all outstanding options purchased and held by the Fund shall at no time exceed 10% of the Fund's total assets.

          The Fund may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. The Fund will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities.

          In buying a call, the Fund would be in a position to realize a gain if, during the option period, the price of the shares increased by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security declined or remained the same or did not increase during the period by more than the amount of the premium and commissions payable on exercise. By buying a put, the Fund would be in a position to realize a gain if, during the option period, the price of the shares declined by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security increased or remained the same or did not decrease during that period by more than the amount of the premium and commissions payable on exercise. In addition, the Fund could realize a gain or loss on such options by selling them.

          As noted above, the Fund may purchase and sell put and call options written by others, combinations thereof, or similar options. There are markets for put and call options written by others and the Fund may from time to time sell or purchase such options in such markets. If an option is not so sold and is permitted to expire without being exercised, its premium would be lost by the Fund.

Other Restrictions
------------------

          In addition to the investment restrictions described below, the Fund has undertaken as a matter of non-fundamental policy that it (i) will not invest more than 10% of its total assets in the securities of any one issuer; (ii) will not invest more than 5% of its total assets in securities of issuers which have been in operation for less than three years, including the operations of any predecessors, and any equity securities of issuers which are not readily marketable; (iii) will not invest more than 5% of its total assets in puts, calls, straddles, spreads or any combination thereof nor more than 2% of its net assets in puts or calls written by others; (iv) will not invest more than 5% of its net assets in warrants nor more than 2% of its net assets in unlisted warrants; (v) will not invest in real estate (including limited partnership interests), excluding readily marketable securities or participations or other direct interests in oil, gas or other mineral leases, exploration or development programs; and (vi) will not purchase or retain the securities of any issuer if those officers and directors of the Company or its Adviser owning individually more than 1/2 of 1% of such issuer together own more than 5% of the securities of such issuer.

Fundamental Investment Policies
-------------------------------

          In addition to the investment objective and policies described above, the Fund has adopted certain fundamental investment policies which may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities which means the vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (2) more than 50% of the outstanding shares of the Fund, whichever is less.

          Briefly, these policies provide that the Fund may not:

          (i) purchase the securities of any one issuer, other than the U.S. Government or any of its agencies or instrumentalities, if as a result more than 5% of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of its total assets may be invested without regard to such 5% and 10% limitations;

          (ii) invest more than 25% of the value of its total assets in any particular industry;

         (iii) issue senior securities (except to the extent that securities lending may be considered senior securities) or borrow money except for temporary or emergency purposes in an amount not exceeding 5% of its total assets at the time the borrowing is made;

          (iv) purchase or sell real estate;

          (v) participate on a joint or joint and several basis in any securities trading account;

          (vi) invest in companies for the purpose of exercising control;

         (vii) purchase or sell commodities or commodity contracts except forward and futures contracts and options on such contracts;

        (viii) write put options;

          (ix) make loans to other persons, except that the Fund may lend portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed the making of a loan;

          (x) except as permitted in connection with short sales of securities or writing of call options, described under the headings "--Short Sales" and "--Puts and Calls" above, pledge, mortgage or hypothecate any of its assets;

          (xi) except as permitted in connection with short sales of securities "against the box" described under the heading "Additional Investment Policies and Practices" above, make short sales of securities; and

        (xiii) purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

Application of Percentage Limitations
-------------------------------------

          Except as otherwise indicated, whenever any investment policy or practice, including any restriction, described in the Prospectus or under the heading "Description of the Fund," states a maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such securities or other assets. Accordingly, any later increase or decrease in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation of any such maximum.

---------------------------------------------------------------

                      MANAGEMENT OF THE FUND

---------------------------------------------------------------

Adviser
-------

          Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision of the Fund's Board of Directors (see "Management of the Fund" in the Prospectus).

          Alliance is a leading global investment management firm supervising client accounts with assets as of December 31, 2003, totaling approximately $[___] billion. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance is able to compete for virtually any portfolio assignment in any developed capital market in the world.


          Alliance, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner of both Alliance Capital Management Holding L.P. ("Alliance Holding"), and Alliance. AXA Financial is an indirect wholly-owned subsidiary of AXA, which is a holding company for an international group of insurance and registered financial services companies. Alliance Holding Units are publicly traded on the New York Stock Exchange (the "Exchange"). Alliance Units do not trade publicly and are subject to significant restrictions on transfer. At March 31, 2003, Alliance Holding owned approximately
76.9 million, or 30.7%, of the issued and outstanding Alliance Units. ACMC owns 100,000 general partnership units in Alliance Holding and a 1% general partnership interest in Alliance. At March 31, 2003, AXA Financial was the beneficial owner of approximately 1.9% of the outstanding Alliance Holding Units and approximately 54.7% of the outstanding Alliance Units which, including the general partnership interests in Alliance and Alliance Holding, represent an economic interest of approximately 55.7% in Alliance. At March 31, 2003, SCB Partners Inc., a wholly-owned subsidiary of SCB Inc., was the beneficial owner of approximately 13.0% of the outstanding Alliance Units.


       Based on information provided by AXA, on March 3, 2003, approximately 17.70% of the issued ordinary shares (representing 28.71% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. At January 1, 2003, 70.13% of the shares (representing 79.83% of the voting power) of Finaxa were owned by three French mutual insurance companies (the "Mutuelles AXA") and 21.82% of the shares of Finaxa (representing 13.32% of the voting power) were owned by Paribas, a French bank. At January 1, 2003, the Mutuelles AXA owned directly or indirectly through intermediate holding companies (including Finaxa) approximately 20.48% of the issued ordinary shares (representing 33.16% of the voting power) of AXA.

          Under the Advisory Agreement, the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments and provides persons satisfactory to the Board of Directors to act as officers and employees of the Company. Such officers and employees may be employees of the Adviser or its affiliates.

          The Adviser is, under the Advisory Agreement, responsible for certain expenses incurred by the Fund, including, for example, office space and certain other equipment, investment advisory and administrative services, and any expenses incurred in promoting the sale of Fund shares (other than the portion of the promotional expenses borne by the Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing Company prospectuses and other reports to shareholders and fees related to registration with the Commission and with state regulatory authorities).

          The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may utilize personnel employed by the Adviser or its affiliates. In such event, the services will be provided to the Fund at cost and the payments specifically approved by the Board of Directors. The Fund paid to the Adviser, after waiver or reimbursement, a total of $[___] in respect of such services during the Fund's fiscal year ended October 31, 2003.

          For the services rendered by the Adviser under the Advisory Agreement, the Fund pays the Adviser at an annualized rate of 1.00% of the average daily value of the Fund's net assets. The fee is accrued daily and paid monthly. The Adviser has contractually agreed for the current fiscal year to waive its fee and/or bear certain expenses so that total operational expenses do not exceed on an annual basis 1.20% and 1.50% of aggregate average daily net assets, respectively, for Class I and Class II shares. This contractual agreement automatically extends each year unless the Adviser provides written notice 60 days prior to the Fund's fiscal year end.

          For the fiscal years ended October 31, 2001, 2002 and 2003, the Adviser received, after waiver or reimbursement, advisory fees of $65,001, $741,127 and $[________], respectively, from the Fund.

          The Advisory Agreement became effective on November 14, 1997. The Advisory Agreement was approved by the unanimous vote, cast in person, of the Directors including the Directors who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party at a meeting called for that purpose held on November 7, 1997, and by the Company's initial shareholder on November 3, 1997.

          The Advisory Agreement will continue in effect only so long as its continuance is approved annually by a vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) or by the Board of Directors, including in either case, approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party as defined in the 1940 Act. Most recently, the Board of Directors approved continuance of the Advisory Agreement for the Fund for an additional annual term at a meeting held on November 17-18, 2003.

          The Advisory Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Fund's outstanding voting securities, by a vote of a majority of the Directors, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser will not be liable for any action or failure to act in accordance with its duties thereunder.


          The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following registered investment companies: AllianceBernstein All-Asia Investment Fund, Inc., AllianceBernstein Americas Government Income Trust, Inc., AllianceBernstein Balanced Shares, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Capital Reserves, AllianceBernstein Disciplined Growth Fund, Inc., AllianceBernstein Disciplined Value Fund, Inc., AllianceBernstein Dynamic Growth Fund, Inc., AllianceBernstein Emerging Market Debt Fund, AllianceBernstein Exchange Reserves, Inc., AllianceBernstein Global Research Growth Fund, Inc., AllianceBernstein Global Small Cap Fund, Inc., AllianceBernstein Global Strategic Income Trust, Inc., AllianceBernstein Government Reserves, AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein Health Care Fund, Inc., AllianceBernstein High Yield Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein Institutional Reserves, Inc., AllianceBernstein International Premier Growth Fund, Inc., AllianceBernstein Mid-Cap Growth Fund, Inc., AllianceBernstein Multi-Market Strategy Trust, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein New Europe Fund, Inc., AllianceBernstein Premier Growth Fund, Inc., AllianceBernstein Real Estate Investment Fund, Inc., AllianceBernstein Select Investor Series, Inc., AllianceBernstein Small Cap Growth Fund, Inc., AllianceBernstein Technology Fund, Inc., AllianceBernstein Trust, AllianceBernstein Utility Income Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc., AllianceBernstein Worldwide Privatization Fund, Inc., The AllianceBernstein Portfolios, Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc., all registered open-end investment companies; and to ACM Government Opportunity Fund, Inc., ACM Income Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance National Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc. and The Spain Fund, Inc., all registered closed-end investment companies.

Board of Directors Information
------------------------------

          The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Company's Directors is set forth below.

                                                         PORTFOLIOS    OTHER
                                                         IN FUND       DIRECTOR-
                               PRINCIPAL                 COMPLEX       SHIPS
NAME, ADDRESS, AGE OF          OCCUPATION(S)             OVERSEEN BY   HELD BY
DIRECTOR (YEARS OF SERVICE*)   DURING PAST 5 YEARS       DIRECTOR      DIRECTOR
----------------------------   ------------------        --------      --------

INTERESTED DIRECTOR

Marc O. Mayer,** 46,           Executive Vice            68            None
1345 Avenue of the Americas,   President of ACMC since
New York, NY  10105            2001, prior thereto,
(3 months)                     Chief Executive Officer
                               of Sanford C. Bernstein
                               & Co., LLC and its
                               predecessor, since
                               prior to 1999.

DISINTERESTED DIRECTORS

Chairman of the Board

William H. Foulk, Jr.,#+ 71,   Investment adviser and    113           None
2 Sound View Dr., Suite 100,   independent
Greenwich, CT 06830 (7)        consultant.  He was
                               formerly Senior Manager
                               of Barrett Associates,
                               Inc., a registered
                               investment adviser,
                               with which he had been
                               associated since prior
                               to 1999.  He was
                               formerly Deputy
                               Comptroller and Chief
                               Investment Officer of
                               the State of New York
                               and, prior thereto,
                               Chief Investment
                               Officer of the New York
                               Bank for Savings.

Ruth Block,#+ 73,              Formerly Executive        96            None
500 S.E. Mizner Blvd.          Vice President and
Boca Raton, FL 33432 (7)       Chief Insurance Officer
                               of The Equitable Life
                               Assurance Society of
                               the United States;
                               Chairman and Chief
                               Executive Officer of
                               Evlico; Director of
                               Avon, BP (oil and gas),
                               Ecolab Incorporated
                               (specialty chemicals),
                               Tandem Financial Group
                               and Donaldson, Lufkin &
                               Jenrette Securities
                               Corporation; former
                               Governor at Large,
                               National Association of
                               Securities Dealers,
                               Inc.


David H. Dievler,#+ 74,        Independent               100           None
P.O. Box 167,                  consultant.  Until
Spring Lake, NJ 07762 (7)      December 1994 he was
                               Senior Vice President
                               of ACMC responsible for
                               mutual fund
                               administration.  Prior
                               to joining ACMC in 1984
                               he was Chief Financial
                               Officer of Eberstadt
                               Asset Management since
                               1968.  Prior to that he
                               was a Senior Manager at
                               Price Waterhouse & Co.
                               Member of American
                               Institute of Certified
                               Public Accountants
                               since 1953.

John H. Dobkin,#+ 61,          Consultant. Formerly      98            None
P.O. Box 12,                   President of Save
Annandale, NY 12504 (6)        Venice, Inc.
                               (preservation
                               organization) from
                               2001-2002, Senior
                               Advisor from June 1999
                               - June 2000 and
                               President of Historic
                               Hudson Valley (historic
                               preservation) from
                               December 1989 - May
                               1999.   Previously,
                               Director of the
                               National Academy of
                               Design and during
                               1988-1992, Director and
                               Chairman of the Audit
                               Committee of ACMC.

Clifford L. Michel,#+ 64,      Senior Counsel of the     97            Placer
15 St. Bernard's Road,         law firm of Cahill                      Dome,
Gladstone, NJ 07934 (7)        Gordon & Reindel since                  Inc.
                               February 2001 and a
                               partner of that firm
                               for more than
                               twenty-five years prior
                               thereto.  He is
                               President and Chief
                               Executive Officer of
                               Wenonah Development
                               Company (investments)
                               and a Director of
                               Placer Dome, Inc.
                               (mining).

Donald J. Robinson,#+ 69,      Senior Counsel to the     96            None
98 Hell's Peak Road,           law firm of Orrick,
Weston, VT 05161 (7)           Herrington & Sutcliffe
                               LLP since prior to
                               1999.  Formerly a
                               senior partner and a
                               member of the
                               Executive Committee of
                               that firm.  He was
                               also a member and
                               Chairman of the
                               Municipal Securities
                               Rulemaking Board and a
                               Trustee of the Museum
                               of the City of New
                               York.

----------------
*    There is no stated term of office for the Company's
     Directors.
**   Mr. Mayer is an "interested person", as defined in the 1940
     Act, due to his position as Executive Vice President of
     ACMC.
#    Member of the Audit Committee.
+    Member of the Nominating Committee.

          The Company's Board of Directors has two standing committees of the Board -- an Audit Committee and a Nominating Committee. The members of the Audit and Nominating Committees are identified above. The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund's financial reporting process. The Audit Committee met twice during the Fund's most recently completed fiscal year. The function of the Nominating Committee is to nominate persons to fill any vacancies on the Board of Directors. The Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Directors. The Nominating Committee did not meet during the Fund's most recently completed fiscal year.

          In approving the most recent annual continuance of the Fund's Advisory Agreement, the Directors considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of review by the Directors were the nature and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. These matters were considered by the disinterested directors meeting separately from the full Board with experienced counsel that is independent of the Adviser.

          The Directors' evaluation of the quality of the Adviser's services took into account their knowledge and experience gained through meetings with and reports of the Adviser's senior management, portfolio managers and administrative personnel over the course of the preceding year. Both short-term and long-term investment performance of the Fund, as well as senior management's attention to any portfolio management issues, were considered. The Fund's current and longer-term performance were compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives. The Directors also considered an expense limitation agreement for the Fund that sets expense caps on overall Fund expenses and provides for waiver of fees by the Adviser or reimbursement if needed to meet such caps, the scope and quality of the in-house research capability of the Adviser and other resources dedicated to performing its services. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were considered in light of on-going reports by management as to compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund's independent auditors in periodic meetings with the Fund's Audit Committee.

          In reviewing the fees payable under the Advisory Agreement, the Directors compared the fees and overall expense levels of the Fund to those of competitive funds and other funds with similar investment objectives. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by the Adviser and information compiled by an independent data service. The Directors also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Adviser. The Directors considered information provided by the Adviser concerning the Adviser's profitability with respect to the Fund, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Directors took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and transfer agency services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Fund's securities transactions. In evaluating the Fund's advisory fees, the Directors also took into account the demands, complexity and quality of the investment management of the Fund.

          The Directors also considered the business reputation of the Adviser and its financial resources. The Directors evaluated the procedures and systems adopted by the Adviser that are designed to fulfill the Adviser's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) and the allocation of trades among its various investment advisory clients. The Directors also considered information concerning policies and procedures of the Adviser with respect to the execution of portfolio transactions.

          No single factor was considered in isolation or to be determinative to the decision of the Directors to approve continuance of the Advisory Agreement. Rather, the Directors concluded in light of a weighing and balancing of all factors considered that it was in the best interests of the Fund to continue its Advisory Agreement without modification to its terms, including the fees charged for services thereunder.

          The dollar range of the Fund's securities owned by each Director and the aggregate dollar range of securities of all the registered investment companies to which the Adviser provides investment advisory services (collectively, the
"AllianceBernstein Fund Complex") owned by each Director are set forth below.

                       DOLLAR RANGE OF        AGGREGATE DOLLAR RANGE OF EQUITY
                       EQUITY SECURITIES      SECURITIES IN THE
                       IN THE FUND AS OF      ALLIANCEBERNSTEIN FUND COMPLEX AS
                       DECEMBER 31, 2003      OF DECEMBER 31, 2003
                       -----------------      --------------------

Marc O. Mayer          [_________________]    [_________________]
Ruth Block             [$1 - $10,000]         [Over $100,000]
David H. Dievler       [None]                 [Over $100,000]
John H. Dobkin         [None]                 [Over $100,000]
William H. Foulk, Jr.  [None]                 [Over $100,000]
Clifford L. Michel     [None]                 [Over $100,000]
Donald J. Robinson     [None]                 [Over $100,000]


Officer Information
-------------------

Certain information concerning the Company's officers is set forth below.

NAME, ADDRESS*             POSITION(S) HELD       PRINCIPAL OCCUPATION
AND (AGE)                  WITH THE COMPANY       DURING PAST 5 YEARS

Marc O. Mayer, (46)        President              See biography above.

Alfred Harrison, (65)      Executive Vice         Vice Chairman of the Board
                           President              of ACMC,** with which he has
                                                  been associated since prior
                                                  to 1999.

Bruce K. Aronow, (36)      Senior Vice            Senior Vice President of
                           President              ACMC,** since 1999.

Daniel G. Pine, (51)       Senior Vice            Senior Vice President of
                           President              ACMC,** with which he has
                                                  been associated since
                                                  prior to 1999.

Thomas J. Bardong, (57)    Vice President         Senior Vice President of
                                                  ACMC,** with which he has
                                                  been associated since
                                                  prior to 1999.

Thomas Kamp, (41)          Vice President         Senior Vice President of
                                                  ACMC,** with which he has
                                                  been associated since
                                                  prior to 1999.

David Kruth, (38)          Vice President         Vice President of ACMC,**
                                                  with which he has been
                                                  associated since prior
                                                  to 1999.

Alan E. Levi, (53)         Vice President         Senior Vice President of
                                                  ACMC,** with which he has
                                                  been associated since
                                                  prior to 1999.

Daniel Nordby, (58)        Vice President         Senior Vice President of
                                                  ACMC,** with which he has
                                                  been associated since
                                                  prior to 1999.

Michael J. Reilly, (42)    Vice President         Senior Vice President of
                                                  ACMC,** with which he has
                                                  been associated since
                                                  prior to 1999.

Mark R. Manley, (41)      Secretary               Senior Vice President and
                                                  Acting General Counsel of
                                                  ACMC,** with which  he has
                                                  been associated since
                                                  prior to 1999.

Mark D. Gersten, (52)      Treasurer and Chief    Senior Vice President of
                           Financial Officer      AGIS** and Vice President
                                                  of AllianceBernstein
                                                  Investment Research and
                                                  Management, Inc. ("ABIRM"),**
                                                  with which he has been
                                                  associated since prior
                                                  to 1999.

Andrew L. Gangolf, (48)    Assistant Secretary    Senior Vice President and
                                                  Assistant General Counsel of
                                                  ABIRM,** with which he has
                                                  been associated since prior to
                                                  1999.

Vincent S. Noto, (38)      Controller             Vice President of AGIS,**
                                                  with which he has been
                                                  associated since prior
                                                  to 1999.

-------------------
*    The address for each of the Company's officers is 1345
     Avenue of the Americas, New York, NY 10105.
**   ACMC, ABIRM and AGIS are affiliates of the Company.


          The Company does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Company. The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended October 31, 2003, the aggregate compensation paid to each of the Directors during calendar year 2003 by the AllianceBernstein Fund Complex and the total number of registered investment companies (and separate investment portfolios within those companies) in the AllianceBernstein Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the AllianceBernstein Fund Complex.

                                                                   Total
                                                   Total           Number of
                                                   Number of       Investment
                                                   Investment      Portfolio
                                                   Companies       within
                                                   in the          the Alliance-
                                                   Alliance-       Bernstein
                                                   Bernstein       Fund Complex
                                    Total          Complex,        Including
                                    Compensation   Including       the Fund,
                                    from the       the Fund,       as to
                                    Alliance-      as to           which the
                      Aggregate     Bernstein      which the       Director
                      Compensation  Fund Complex,  Director        is a
                      from the      Including      is a Director   Director
Name of Director      Company       the Company    or Trustee      or Trustee
----------------      -------       -----------    ----------      ----------

Marc O. Mayer         $-0-           $-0-          40               68
Ruth Block            $[______]     $[_____]       43               96
David H. Dievler      $[______]     $[_____]       47              100
John H. Dobkin        $[______]     $[_____]       45               98
William H. Foulk, Jr. $[______]     $[_____]       48              113
Clifford L. Michel    $[______]     $[_____]       44               97
Donald J. Robinson    $[______]     $[_____]       43               96


          As of February [__], 2004, the Directors and officers of the Company as a group owned less than 1% of the Class I and Class II shares of the Fund.


---------------------------------------------------------------

                       EXPENSES OF THE FUND

---------------------------------------------------------------

Distribution Services Agreement
-------------------------------

          The Company has entered into a Distribution Services Agreement (the "Agreement") with ABIRM, the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's Class I and Class II shares and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of its Class II shares in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the 1940 Act (the "Rule 12b-1 Plan").


       During the Fund's fiscal year ended October 31, 2003, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class II shares, in amounts aggregating $[___], which constituted approximately [0.00]% of the aggregate average daily net assets attributable to Class II shares during the period, and the Adviser made payments from its own resources as described above aggregating $[___]. Of the $[___] paid by the Fund and the Adviser with respect to the Class II shares under the Agreement, $[___] was spent on advertising, $[___] on the printing and mailing of prospectuses for persons other than current shareholders, $[___] for compensation to broker-dealers and other financial intermediaries (including $[___] to the Fund's Principal Underwriters), $[___] for compensation to sales personnel, $[___] was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $[___] was spent on interest on Class II shares financing.

          Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued. Under the Agreement, the Treasurer of the Fund reports the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors for their review on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not "interested persons" of the Company, as defined in the 1940 Act, are committed to the discretion of such disinterested Directors then in office.

          The Agreement became effective on November 14, 1997. The Agreement will continue in effect so long as its continuance is specifically approved annually by the Directors or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and, in either case, by a majority of the Directors who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as directors of the Company) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. The Agreement was approved for an additional annual term by a vote, cast in person, of the Directors, including a majority of the Directors who are not "interested persons," as defined in the 1940 Act, at their meeting held on November 17-18, 2003.

          In approving the Rule 12b-1 Plan, the Directors of the Company determined that there was a reasonable likelihood that the Rule 12b-1 Plan would benefit the Fund and its Class II shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

          The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may, in turn, pay part or all of such compensation to brokers or other persons for their distribution assistance.

          In the event that the Rule 12b-1 Plan is terminated by either party or not continued with respect to the Class II shares
(i) no distribution services fee (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class, and (ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class.

Transfer Agency Agreement
-------------------------

          AGIS, an indirect wholly-owned subsidiary of the Adviser, located at 8000 IH 10 W, 4th Floor, San Antonio, Texas 78230, acts as the Fund's registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of account holders of each of the Class I and Class II shares of the Fund, plus reimbursement for its out-of-pocket expenses. The transfer agency fee with respect to the Class II shares is higher than the transfer agency fee with respect to the Class I shares. For the fiscal year ended October 31, 2003, the Fund paid AGIS $[_______] pursuant to the Transfer Agency Agreement.

Code of Ethics and Proxy Voting Policies and Procedures
-------------------------------------------------------

          The Fund, the Adviser and the Principal Underwriter have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

          The Fund has adopted the Adviser's proxy voting policies and procedures. The Adviser's proxy voting policies and procedures are attached as Appendix A.

---------------------------------------------------------------

                        PURCHASE OF SHARES

---------------------------------------------------------------

          The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares--How To Buy Shares."

General
-------

          Class I shares of the Fund may be purchased and held solely (i) through accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary ("financial intermediary") and approved by the Principal Underwriter, (ii) through employee benefit plans, including defined contribution and defined benefit plans ("Employee Plans"), that have at least $10 million in assets,
(iii) by "qualified State tuition programs" (within the meaning of Section 529 of the Internal Revenue Code of 1986, as amended (the "Code")) approved by ABIRM, (iv) by investment advisory clients of the Adviser or its affiliates, (v) by (a) officers and present or former Directors of the Company, (b) present or former directors and trustees of other investment companies managed by the Adviser, (c) present or retired full-time employees of the Adviser, the Principal Underwriter, AGIS and their affiliates,
(d) officers and directors of ACMC, the Principal Underwriter, AGIS and their affiliates, (e) (1) the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any person listed in (a) through (d), (2) any trust, individual retirement account or retirement plan account for the benefit of any person listed in (a) through (d) or a relative of such person, or (3) the estate of any person listed in (a) through (d) or a relative of such person, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund), (vi) by (a) the Adviser, the Principal Underwriter, AGIS and their affiliates or (b) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, AGIS and their affiliates, and (vii) through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by the Principal Underwriter, and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent.


          Class II shares of the Fund may be purchased and held solely (i) by investors participating in wrap-fee or other similar programs offered by financial intermediaries that meet certain requirements established by the Principal Underwriter, and (ii) Employee Plans that have at least $10 million in assets.

          The shares of the Fund are offered on a continuous basis at a price equal to their net asset value. The minimum initial investment in the Company is $2,000,000, which may be invested in any one or more of the Funds. Investments made through fee-based or "wrap fee" programs will satisfy the minimum initial investment requirement if the fee-based or "wrap fee" program, as a whole, invests at least $2,000,000 in one or more of the Funds. There is no minimum for subsequent investments. The minimum initial investment may be waived in the discretion of the Company.

          Investors may purchase shares of the Fund through their financial intermediaries. A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through such financial intermediary. Such financial intermediary may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund as described in the Prospectus and this Statement of Additional Information, including requirements as to classes of shares available through that financial intermediary and the minimum initial and subsequent investment amounts. The Fund is not responsible for, and has no control over, the decision of any financial intermediary to impose such differing requirements.


          In order to open your account, the Fund or your financial intermediary is required to obtain certain information from you for identification purposes. This information may include name, date of birth, permanent residential address and social security/taxpayer identification number. It will not be possible to establish your account without this information. If the Fund or your financial intermediary is unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law.

          The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. If the Fund suspends the sale of its shares, shareholders will not be able to acquire its shares, including through an exchange.

          The public offering price of shares of the Fund is their net asset value. On each Company business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the per share net asset value is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Company business day is any day on which the Exchange is open for trading.


          The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their net asset value next determined as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for the purchase of shares placed through financial intermediaries, the applicable public offering price will be the net asset value as so determined, but only if the financial intermediary receives the order prior to the close of regular trading on the Exchange. The financial intermediary is responsible for transmitting such orders by a prescribed time to the Fund or its transfer agent. If the financial intermediary fails to do so, the investor will not receive that day's net asset value. If the financial intermediary receives the order after the close of regular trading on the Exchange, the price received by the investor will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

          Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). Telephone purchase requests must be received before 3:00 p.m. Eastern time on a Company business day to receive that day's public offering price. Telephone purchase requests received after 3:00 p.m. Eastern time are automatically placed the following Company business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

          Full and fractional shares are credited to a shareholder's account in the amount purchased by the shareholder. As a convenience, and to avoid unnecessary expense to the Fund, stock certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or his or her authorized financial intermediary. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.


          Class I and Class II shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (i) Class II has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fees are paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class II shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class II shares, then such amendment will also be submitted to the Class I shareholders and the Class II and Class I shareholders will vote separately thereon by class and (ii) Class I shares are subject to a conversion feature.

          The Directors have determined that currently no conflict of interest exists between Class I and Class II shares.
On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Conversion of Class I Shares to Class II Shares
-----------------------------------------------

          Class I shares may be held solely through the fee-based program accounts, employee benefit plans, qualified State tuition programs and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares--General," and by investment advisory clients of, and by certain other persons associated with, the Adviser and its affiliates or the Fund. If (i) a holder of Class I shares ceases to participate in the fee-based program or plan, or to be associated with the investment adviser or financial intermediary, in each case, that satisfies the requirements to purchase shares set forth under "Purchase of Shares--General" or (ii) the holder is otherwise no longer eligible to purchase Class I shares as described in this Statement of Additional Information (each, a "Conversion Event"), then all Class I shares held by the shareholder will convert automatically to Class II shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The Fund will provide the shareholder with at least 30 days' notice of the conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Class I shares will not constitute a Conversion Event. The Conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge. Class II shares currently bear a .30% distribution services fee. Class I shares do not have any distribution services fee. As a result, Class II shares have a higher expense ratio and may pay correspondingly lower dividends and have a lower net asset value than Class I shares.

          The conversion of Class I shares to Class II shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class I shares to Class II shares does not constitute a taxable event under federal income tax law. The conversion of Class I shares to Class II shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Class I shareholder would be required to redeem his Class I shares, which would constitute a taxable event under federal income tax law.

---------------------------------------------------------------

               REDEMPTION AND REPURCHASE OF SHARES

---------------------------------------------------------------

          The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares--How to Sell Shares." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through such financial intermediary. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. In such cases, orders will receive the net asset value next computed after such order is properly received by the authorized broker or designee and accepted by the Fund.


Redemption
----------

          Subject to the limitations described below, the Company's Articles of Incorporation require that the Company redeem the shares tendered to it, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. There is no redemption charge. Payment of the redemption price will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact the shareholder's financial intermediary.

          The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

          Payment of the redemption price normally will be made in cash. No interest will accrue on uncashed redemption checks. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Payment received by a shareholder upon redemption or repurchase of the shareholder's shares, assuming the shares constitute capital assets in the shareholder's hands, will result in long-term or short-term capital gain (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

          To redeem shares of the Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Company containing a request for redemption. The signature or signatures on the letter must be guaranteed by an institution that is an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

          To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Company with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Company for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Company. The signature or signatures on the assignment form must be guaranteed in the manner described above.

          Telephone Redemption by Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by electronic funds transfer (of shares for which no stock certificates have been issued) by telephone at (800) 221-5672 if the shareholder has completed the appropriate portion of the Subscription Application or if an existing shareholder has not completed this portion, by an "Autosell" application obtained from AGIS. A telephone redemption request may not exceed $100,000 (except for certain omnibus accounts) and must be made by 4:00 p.m. Eastern time on a Company business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

          Telephone Redemption by Check. Each Fund shareholder is eligible to request redemption by check, once in any 30-day period, of shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Company business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to AGIS, or by checking the appropriate box on the Subscription Application.

          Telephone Redemptions - General. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this Statement of Additional Information. The Company reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption by check is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts,
(iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. Neither the Company, the Adviser, the Principal Underwriter or AGIS will be responsible for the authenticity of telephone requests for redemptions that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for redemptions.

Repurchase
----------

          The Company may repurchase shares through the Principal Underwriter or selected financial intermediaries. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request, except that requests placed through selected financial intermediaries before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. Eastern time (certain selected financial intermediaries may enter into operating agreements permitting them to transmit purchase information that was received prior to the close of business to the Principal Underwriter after 5:00 p.m. Eastern time, and receive that day's net asset value). If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and that financial intermediary. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through the shareholder's financial intermediary. Neither the Company nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares. Normally, if shares of the Fund are offered through a financial intermediary, the repurchase is settled by the shareholder as an ordinary transaction with or through the financial intermediary, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General
-------

          The Company reserves the right to close out an account that has remained below $200 for at least 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Company is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

---------------------------------------------------------------

                       SHAREHOLDER SERVICES

---------------------------------------------------------------

          The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares--Shareholder Services." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein.

Exchange Privilege
------------------

          You may exchange your investment in the Fund for shares of the same class of any other Fund and for Class A shares of any other AllianceBernstein Mutual Fund (as defined below). Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by AGIS by 4:00 p.m. Eastern time on a Company business day in order to be effected at that day's net asset value.

          Currently, the AllianceBernstein Mutual Funds include:

AllianceBernstein All-Asia Investment Fund, Inc. AllianceBernstein Americas Government Income Trust, Inc. AllianceBernstein Balanced Shares, Inc.
AllianceBernstein Blended Style Series, Inc.
  -U.S. Large Cap Portfolio
AllianceBernstein Bond Fund, Inc.
  -AllianceBernstein Corporate Bond Portfolio
  -AllianceBernstein Quality Bond Portfolio
  -AllianceBernstein U.S. Government Portfolio
AllianceBernstein Disciplined Value Fund, Inc. AllianceBernstein Emerging Market Debt Fund, Inc. AllianceBernstein Exchange Reserves
AllianceBernstein Global Research Growth Fund, Inc. AllianceBernstein Global Small Cap Fund, Inc. AllianceBernstein Global Strategic Income Trust, Inc. AllianceBernstein Greater China '97 Fund, Inc. AllianceBernstein Growth and Income Fund, Inc. AllianceBernstein Health Care Fund, Inc.
AllianceBernstein High Yield Fund, Inc.
AllianceBernstein International Premier Growth Fund, Inc. AllianceBernstein Mid-Cap Growth Fund, Inc.
AllianceBernstein Multi-Market Strategy Trust, Inc. AllianceBernstein Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
AllianceBernstein Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
AllianceBernstein New Europe Fund, Inc.
AllianceBernstein Premier Growth Fund, Inc.
AllianceBernstein Real Estate Investment Fund, Inc. AllianceBernstein Select Investor Series, Inc.
  -Biotechnology Portfolio
  -Premier Portfolio
  -Small Cap Growth Portfolio
  -Technology Portfolio
AllianceBernstein Small Cap Growth Fund, Inc. AllianceBernstein Technology Fund, Inc.
AllianceBernstein Trust
  -AllianceBernstein Global Value Fund
  -AllianceBernstein International Value Fund
  -AllianceBernstein Small Cap Value Fund
  -AllianceBernstein Value Fund
AllianceBernstein Utility Income Fund, Inc.
AllianceBernstein Worldwide Privatization Fund, Inc.
The AllianceBernstein Portfolios
  -AllianceBernstein Balanced Wealth Strategy
  -AllianceBernstein Growth Fund
  -AllianceBernstein Tax-Managed Balanced Wealth Strategy -AllianceBernstein Tax-Managed Wealth Appreciation Strategy -AllianceBernstein Tax-Managed Wealth Preservation Strategy -AllianceBernstein Wealth Appreciation Strategy -AllianceBernstein Wealth Preservation Strategy
Sanford C. Bernstein Fund, Inc.
  -Intermediate Duration Portfolio
  -Short Duration Plus Portfolio
  -Short Duration New York Municipal Portfolio
  -Short Duration California Municipal Portfolio
  -Short Duration Diversified Municipal Portfolio
  -U.S. Government Short Duration Portfolio
  -New York Municipal Portfolio
  -California Municipal Portfolio
  -Diversified Municipal Portfolio
  -Tax-Managed International Portfolio
  -International Portfolio
  -Emerging Markets Value Portfolio
Sanford C. Bernstein Fund II, Inc.
  -Bernstein Intermediate Duration Institutional Portfolio

          Please read carefully the portions of the prospectus of the Fund or AllianceBernstein Mutual Fund, as applicable, into which you wish to exchange before submitting the request. Call AGIS at (800) 221-5672 to exchange uncertificated shares. Exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be modified, restricted or terminated on 60 days' written notice.

          All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus or the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired, as applicable. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund or the AllianceBernstein Mutual Fund, as applicable, whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in that fund's prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

          Each Fund shareholder, and the shareholder's financial intermediary, are authorized to make telephone requests for exchanges unless AGIS receives a written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through the exchange.


          Eligible shareholders desiring to make an exchange should telephone AGIS with their account number and other details of the exchange at (800) 221-5672 before 4:00 p.m., Eastern time on a Company business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Company business day will be processed as of the close of business on that day. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this Statement of Additional Information.


          None of the Company, the AllianceBernstein Mutual Funds, the Adviser, the Principal Underwriter or AGIS will be responsible for the authenticity of telephone requests for exchanges that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries, may charge a commission for handling telephone requests for exchanges.

          The exchange privilege is available only in states where shares of the AllianceBernstein Mutual Fund being acquired may be legally sold. Each AllianceBernstein Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to modify, restrict or terminate the exchange privilege.

Retirement Plans
----------------

          The Fund may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Company has available forms of such plans pursuant to which investments can be made in the Fund and other AllianceBernstein Mutual Funds. Persons desiring information concerning these plans should contact AGIS at the "For Literature" telephone number on the cover of this Statement of Additional Information, or write to:

              Alliance Global Investor Services, Inc.
              Retirement Plans
              P.O. Box 786003
              San Antonio, Texas
              78278-6003

          Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of these qualified plans.

          Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

          403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirement plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

          The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to AGIS as compensation for its services to the retirement plan accounts maintained with the Fund.

          Distributions from retirement plans are subject to certain Code requirements in addition to normal redemption procedures. For additional information please contact AGIS.

Statements and Reports
----------------------

          Each shareholder of the Fund receives semi-annual and annual reports which include a listing of the Fund's investments, financial statements and, in the case of the annual report, the report of the Company's independent auditors, [________________], as well as a confirmation of each purchase and redemption of shares by the shareholder. By contacting his or her broker or AGIS a shareholder can arrange for copies of his or her account statements to be sent to another person.

---------------------------------------------------------------

                         NET ASSET VALUE

---------------------------------------------------------------

          The per share net asset value is computed at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Fund on each Fund business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. The Fund's per share net asset value is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday on which the Exchange is open for trading.

          In accordance with applicable rules under the 1940 Act and the Fund's pricing policies and procedures adopted by the Board of Directors (the "Pricing Policies"), portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain of its duties with respect to the Pricing Policies.

          With respect to securities for which market quotations are readily available, the market value of a security will be determined as follows:

          (a) securities listed on the Exchange or on a foreign securities exchange are valued at the last sale price reflected on the consolidated tape at the close of the Exchange or foreign securities exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors;

          (b) securities not listed on the Exchange or on a foreign securities exchange but listed on other national securities exchanges are valued in accordance with paragraph (a) above, and securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price;

          (c) securities traded on the Exchange or on a foreign securities exchange and on one or more other national or foreign securities exchanges, and securities not traded on the Exchange but traded on one or more other national or foreign securities exchanges, are valued in accordance with paragraph (a) above by reference to the principal exchange on which the securities are traded;

          (d) listed put or call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day;

          (e) open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used;

          (f) securities traded in the over-the-counter market, including securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources;

          (g) U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case it is determined, in accordance with procedures established by the Board of Directors, that this method does not represent fair value);

          (h) fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. For securities where the Adviser has determined that an appropriate pricing service does not exist, such securities may be valued on the basis of a quoted bid price or spread from a major broker/dealer in such security;

          (i) mortgage-backed and asset-backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker/dealers in such securities when such prices are believed to reflect the fair market value of such securities. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security;

          (j) OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security; and

          (k) all other securities will be valued in accordance with readily available market quotations as determined in accordance with procedures established by the Board of Directors.

          With respect to securities for which market quotations are not readily available, the security will be valued at fair value in accordance with policies and procedures adopted by the Board of Directors.

          Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund business day. In addition, trading in foreign markets may not take place on all Fund business days. Furthermore, trading may take place in various foreign markets on days that are not Fund business days. The Fund's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless it is believed that these prices do not reflect current market value, in which case the securities will be valued in good faith by, or in accordance with procedures established by, the Board of Directors at fair value.

          The Fund may suspend the determination of its net asset value (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

          For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. Dollars at the mean of the current bid and asked prices of such currency against the U.S. Dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.

          The assets attributable to the Class A shares, Class B shares, Class C shares and Advisor Class shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

---------------------------------------------------------------

                DIVIDENDS, DISTRIBUTIONS AND TAXES

---------------------------------------------------------------

General
-------

          The Fund intends for each taxable year to qualify to be taxed as a "regulated investment company" under the Code. Such qualification relieves the Fund of federal income tax liability on that part of its net ordinary income and net realized capital gains which it timely distributes to its shareholders. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify for such treatment.

          The information set forth in the Prospectus and the following discussion relate solely to federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies as a regulated investment company. An investor should consult the investor's tax counsel with respect to the specific tax consequences of being a shareholder of the Fund, including the effect and applicability of federal, state and local tax laws to the investor's particular situation and the possible effects of changes therein.

          It is the present policy of the Fund to distribute to shareholders all net investment income annually and to distribute net realized capital gains, if any, annually. The amount of any such distributions necessarily depends upon the realization by the Fund of income and capital gains from investments.

          The Fund intends to declare and distribute dividends in the amounts and at the times necessary to avoid the application of the 4% federal excise tax imposed on certain undistributed income of regulated investment companies. The Fund will be required to pay the 4% excise tax to the extent it does not distribute to its shareholders during any calendar year an amount equal to the sum of (i) 98% of its ordinary taxable income for the calendar year, (ii) 98% of its capital gain net income and foreign currency gains for the twelve months ended October 31 of such year and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during such year. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund by year-end. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December but actually paid during the following January will be taxable to these shareholders for the year declared, and not for the subsequent calendar year in which the shareholders actually receive the dividend.

          Dividends of net ordinary income and distributions of any net short-term capital gains are taxable to shareholders as ordinary income. The dividends-received deduction for corporations should be applicable to the Fund's dividends of net investment income and distributions of net realized short-term capital gains. The amount of such dividends and distributions eligible for the dividends-received deduction is limited to the amount of qualifying dividends from domestic corporations received by the Fund during the fiscal year. Under provisions of the tax law, a corporate shareholder's dividends received deduction will be disallowed unless the shareholder holds shares in the Fund at least 46 days during the 90-day period beginning 45 days before the date on which the shareholder becomes entitled to receive the dividend. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Furthermore, provisions of the tax law disallow the dividends-received deduction to the extent a corporation's investment in shares of the Fund is financed with indebtedness.

          Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain are not eligible for the dividends received deduction referred to above. Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him as described above. Dividends and distributions are taxable in the manner described above regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund's common stock.

          Any gain or loss arising from a sale or redemption of Fund shares held as a capital asset will be capital gain or loss and will be long-term capital gain or loss if the shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

          Any loss realized by a shareholder on a sale or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the Dividend Reinvestment Plan would constitute a replacement if made within that period. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

          A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

          The Fund may be required to withhold federal income tax at the rate of 30% from all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

Foreign Tax Credits
-------------------

          Income received by the Fund may also be subject to foreign income taxes, including withholding taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election a shareholder will be required to (i) include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes paid by the Fund, (ii) treat his pro rata share of such foreign taxes as having been paid by him, and (iii) either deduct such pro rata share of foreign taxes in computing his taxable income or treat such foreign taxes as a credit against United States federal income taxes. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under section 401 of the Code, will not be affected by any such pass-through of taxes by the Fund. No deduction for foreign taxes may be claimed by an individual shareholder who does not itemize deductions. In addition, certain shareholders may be subject to rules which limit or reduce their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes paid by the Fund. A shareholder's foreign tax credit with respect to a dividend received from the Fund will be disallowed unless the shareholder holds shares in the Fund on the ex-dividend date and for at least 15 other days during the 30-day period beginning 15 days prior to the ex-dividend date. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will pass through for that year and, if so, such notification will designate (i) the shareholder's portion of the foreign taxes paid to each such country and (ii) the portion of dividends that represents income derived from sources within each such country.

          The federal income tax status of each year's distributions by the Fund will be reported to shareholders and to the Internal Revenue Service. The foregoing is only a general description of the treatment of foreign taxes under the United States federal income tax laws. Because the availability of a foreign tax credit or deduction will depend on the particular circumstances of each shareholder, potential investors are advised to consult their own tax advisers.

Taxation of Foreign Shareholders
--------------------------------

          The foregoing discussion relates only to U.S. federal income tax law as it affects shareholders who are U.S. citizens or residents or U.S. corporations. The effects of federal income tax law on shareholders who are non-resident aliens or foreign corporations may be substantially different. Foreign investors should consult their counsel for further information as to the U.S. tax consequences of receipt of income from the Fund.

Options
-------

          For Federal income tax purposes, when equity call options which the Fund has written expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a call written by the Fund is exercised, the selling price or purchase price of stock is increased by the amount of the premium, and the gain or loss on the sale of stock becomes long-term or short-term depending on the holding period of the stock. There may be short-term gains or losses associated with closing purchase transactions.

---------------------------------------------------------------

                      PORTFOLIO TRANSACTIONS

---------------------------------------------------------------

          Subject to the general supervision of the Board of Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of orders for portfolio transactions for the Fund. The Adviser determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

          Neither the Company nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

          The investment information provided to the Adviser is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts but not all such services may be used by the Adviser in connection with the Fund.

          The extent to which commissions that will be charged by broker-dealers selected by the Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Fund; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving the Fund. Consistent with the Conduct Rules of the NASD and subject to seeking best execution, the Fund may consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

          The Fund may deal in some instances in securities which are not listed on a national stock exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market, i.e., from a dealer which is not a member of the exchange on which a security is listed. Where transactions are executed in the over-the-counter market or third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

          The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with Sanford C. Bernstein & Co., LLC ("SCB & Co."), an affiliate of the Adviser. In such instances, the placement of orders with such broker would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that SCB & Co. is an affiliate of the Adviser. With respect to orders placed with SCB & Co. for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

          During the fiscal years ended October 31, 2001, 2002 and 2003, the Fund incurred brokerage commissions amounting in the aggregate to $86,279, $461,375 and $[________], respectively. During the fiscal years ended October 31, 2001, 2002 and 2003, brokerage commissions amounting in the aggregate to $-0-, $1,960 and $[_____], respectively, were paid to SCB & Co. During the fiscal year ended October 31, 2003, the brokerage commissions paid to SCB & Co. constituted [____]% of the Fund's aggregate brokerage transactions involving the payment of commissions. During the fiscal year ended October 31, 2003, of the Fund's aggregate dollar amount of brokerage commissions, [____]% was effected through SCB & Co. During the fiscal year ended October 31, 2003, transactions in portfolio securities of the Fund aggregating $[_________] with associated brokerage commissions of approximately $[_________] were allocated to persons or firms supplying research services to the Fund or the Adviser.

---------------------------------------------------------------

                       GENERAL INFORMATION

---------------------------------------------------------------

Capitalization
--------------

          The Company is a Maryland corporation organized on October 3, 1997 under the name "Alliance Institutional Funds,
Inc." The name of the Company became "AllianceBernstein
Institutional Funds, Inc." on March 31, 2003.

          The authorized capital stock of the Company consists of 24,000,000,000 shares, of which 3,000,000,000 shares are Class I shares of the Fund and 3,000,000,000 shares are Class II shares of the Fund, each having $.001 par value. The balance of the shares of the Company are Class I and Class II shares of the Company's other five portfolios.

          All shares of the Fund, when issued, are fully paid and non-assessable. The Directors are authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a new portfolio, each share of each portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Directors, that affected both portfolios in substantially the same manner. As to matters affecting portfolios differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the 1940 Act, are available to shareholders of the Fund. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series.

          It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

          As of February [__], 2004 there were [_________] Class I shares and [___] Class II shares of common stock of the Fund outstanding. To the knowledge of the Fund, the following persons owned, of record or beneficially, 5% or more of a class of the outstanding shares of the Fund as of February [__], 2004:

Name and Address                    Shares                     % of Class
----------------                    ------                     ----------

Class I
-------

Trust For Profit Sharing Plan
For Employees of Alliance
 Capital Management L.P. Plan C
Attn: Jill Smith 32nd Floor
1345 Avenue of the Americas
New York, NY  10105                 [_________]                [____] %

CollegeBound Fund
CBF-Aggressive Growth Portfolio
529 Plan
500 Plaza Drive
Secaucus, NJ  07094-3619            [_________]                [____] %

CollegeBound Fund
CBF Growth Portfolio
529 Plan
500 Plaza Drive
Secaucus, NJ  07094-3619            [_________]                [____] %

CollegeBound Fund
CBF - Balanced Portfolio
529 Plan
500 Plaza Drive
Secaucus, NJ  07094-3619            [_________]                [____] %

CollegeBound Fund
Aggressive Growth Emph.
Age Based Portfolio 1996-1998
500 Plaza Drive
Secaucus, NJ  07094-3619            [_________]                [____] %

CollegeBound Fund
Age Based Port. 1999-2001
Aggressive Growth 529 Plan
500 Plaza Drive
Secaucus, NJ  07094-3619            [_________]                [____] %

CollegeBound
Growth Emphasis
Age Based Portfolio 1999-2001
500 Plaza Drive
Secaucus, NJ  07094-3619            [_________]                [____] %

Class II
--------

A.G.I.S.
Corp Actions Audit Acct #1
P.O. Box 1520
Secaucus, NJ 07096-1520             [_________]                [____] %

A.G.I.S.
Corp Actions Audit Acct #2
P.O. Box 1520
Secaucus, NJ 07096-1520             [_________]                [____] %

Custodian
---------

          State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, will act as the Fund's custodian for the assets of the Fund but plays no part in decisions as to the purchase or sale of portfolio securities. Subject to the supervision of the Directors, State Street Bank and Trust Company may enter into sub-custodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter
---------------------

          ABIRM, an indirect wholly-owned subsidiary of the Adviser, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Fund. Under the Distribution Services Agreement between the Fund and the Principal Underwriter, the Fund has agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel
-------

          Legal matters in connection with the issuance of the shares of common stock offered hereby are passed upon by Seward &
Kissel LLP, New York, New York.

Independent Auditors
--------------------

          [__________________], has been appointed as independent auditors for the Company.


Additional Information
----------------------

          Any shareholder inquiries may be directed to the shareholder's broker or to AGIS at the address or telephone numbers shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

---------------------------------------------------------------

     FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT AUDITORS

---------------------------------------------------------------

          The financial statements for the Fund for the year ended October 31, 2003 and the report of [_________________], independent auditors, of AllianceBernstein Institutional Funds, Inc. are incorporated herein by reference to the Fund's annual report. The annual report was filed on Form N-CSR with the Commission on January [__], 2004. It is available without charge upon request by calling AGIS at (800) 227-4618.

----------------------------------------------------------------

                           APPENDIX A:
               STATEMENT OF POLICIES AND PROCEDURES
                        FOR VOTING PROXIES

----------------------------------------------------------------

Introduction
------------

          As a registered investment adviser, Alliance Capital Management L.P. ("Alliance Capital", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must vote client securities in a timely manner and make voting decisions that are in the best interests of our clients.

          This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement is applicable to Alliance Capital's growth and value investment groups investing on behalf of clients in both U.S. and global securities.

Proxy Policies
--------------

          This statement is designed to be responsive to the wide range of subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

Elections of Directors: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

Appointment of Auditors: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. Therefore, we may vote against the appointment of auditors if the fees for non-audit related services are disproportionate to the total audit fees paid by the company or there are other reasons to question the independence of the company's auditors.

Changes in Capital Structure: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of the outstanding shares upon issuance.

Corporate Restructurings, Mergers and Acquisitions: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of the research analysts that cover the company and the investment professionals managing the portfolios in which the stock is held.

Proposals Affecting Shareholder Rights: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

Corporate Governance: Alliance Capital recognizes the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. For example, we will vote for proposals providing for equal access to proxies, a majority of independent directors on key committees, and separating the positions of chairman and chief executive officer.

Anti-Takeover Measures: Alliance Capital believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including blank check preferred stock, classified boards and supermajority vote requirements) that appear to be intended as management entrenchment mechanisms.

Executive Compensation: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. We will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted, the option exercise price is not below market price on the date of grant and an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals to submit severance packages triggered by a change in control to a shareholder vote and proposals that seek additional disclosure of executive compensation. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense.

Social and Corporate Responsibility: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

Proxy Voting Committees
-----------------------

          Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review new types of corporate governance issues, evaluate proposals not covered by these policies and recommend how we should generally vote on such issues. In addition, the committees, in conjunction with the analyst that covers the company, contact management and interested shareholder groups as necessary to discuss proxy issues. Members of the committees include senior investment personnel and representatives of the Corporate Legal Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to guidelines, industry trends and review the policies contained in this statement from time to time.

Conflicts of Interest
---------------------

          Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, whose retirement plan we administer, or with whom we have another business or personal relationship that may affect how we vote on the issuer's proxy. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. That said, we have implemented additional procedures to ensure that our votes are not the product of a conflict of interests, including: (i) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of and any contact that they have had with any interested party regarding a proxy vote; (ii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iii) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party research service to ensure that our voting decision is consistent with our clients' best interests. For example, if our proposed vote is consistent with our stated proxy voting policy, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy but is also contrary to management's recommendation, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management's recommendation, and is also consistent with the views of an independent source, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management's recommendation and is contrary to the views of an independent source, the proposal is reviewed by the appropriate proxy committee for final determination.

Proxies of Certain Non-U.S. Issuers
---------------------------------

          Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Alliance Capital may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares. In such a situation we would have determined that the cost of voting exceeds the expected benefit to the client.

Proxy Voting Records
--------------------

          Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Acting General Counsel, Alliance
Capital Management L.P., 1345 Avenue of the Americas, New York,
NY 10105.


00250.0237 #447813v2

                              PART C

                        OTHER INFORMATION

ITEM 23.          Exhibits
                  --------

               (a)  (1)  Articles of Incorporation of the
                         Registrant - Incorporated by reference
                         to Exhibit 1 to the Registrant's
                         Registration Statement on Form N-1A
                         (File Nos. 333-37177 and 811-08403)
                         filed with the Securities and Exchange
                         Commission on October 3, 1997.

                    (2)  Articles Supplementary to the
                         Charter of the Registrant dated February
                         25, 1999 - Incorporated by reference to
                         Exhibit (a)(2) to Post Effective
                         Amendment No. 4 to the Registrant's
                         Registration Statement on Form N-1A
                         (File Nos. 333-37177 and 811-08403)
                         filed with the Securities and Exchange
                         Commission on February 29, 2000.

                    (3)  Articles Supplementary to the
                         Charter of the Registrant dated October
                         6, 2000 - Incorporated by reference to
                         Exhibit (a)(3) to Post-Effective
                         Amendment No. 8 to the Registrant's
                         Registration Statement on Form N-1A
                         (File Nos. 333-37177 and 811-08403)
                         filed with the Securities and Exchange
                         Commission on May 1, 2001.

                    (4)  Articles Supplementary to the
                         Charter of the Registrant dated October
                         17, 2000 - Incorporated by reference to
                         Exhibit (a)(4) to Post-Effective
                         Amendment No. 8 to the Registrant's
                         Registration Statement on Form N-1A
                         (File Nos. 333-37177 and 811-08403)
                         filed with the Securities and Exchange
                         Commission on May 1, 2001.

                    (5)  Articles of Amendment to the
                         Articles of Incorporation dated March
                         19, 2003 and filed March 26, 2003 -
                         Filed herewith.

                    (6)  Articles of Amendment to Articles of
                         Incorporation dated [_________], 2004
                         and filed on [___________], 2004 - To be
                         filed by amendment.

               (b) By-Laws of the Registrant - Incorporated by reference to Exhibit 2 to the Fund's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the
                    Securities and Exchange Commission on October
                    3, 1997.

               (c)  Not applicable.

               (d) Advisory Agreement between the Registrant and Alliance Capital Management L.P. as amended July 20, 2000 - Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on May 1, 2001.

               (e)  (1)  Distribution Services Agreement
                         between the Registrant and
                         AllianceBernstein Investment Research
                         and Management, Inc. - Incorporated by
                         reference to Exhibit (e)(1) to
                         Post-Effective Amendment No. 1 to the
                         Registrant's Registration Statement on
                         Form N-1A (File Nos. 333-37177 and
                         811-08403) filed with the Securities and Exchange Commission on December 15, 1998.

                    (2)  Form of Selected Dealer Agreement
                         between AllianceBernstein Investment
                         Research and Management, Inc. and
                         selected dealers offering shares of the
                         Registrant - Incorporated by reference
                         to Exhibit (e)(2) to Post-Effective
                         Amendment No. 10 to the Registrant's
                         Registration Statement on Form N-1A
                         (File Nos. 333-37177 and 811-08403)
                         filed with the Securities and Exchange
                         Commission on February 25, 2003.

                    (3)  Form of Selected Agent Agreement
                         between AllianceBernstein Investment
                         Research and Management, Inc. and
                         selected agents making available shares
                         of the Registrant - Incorporated by
                         reference to Exhibit (e)(3) to
                         Post-Effective Amendment No. 10 to the
                         Registrant's Registration Statement on
                         Form N-1A (File Nos. 333-37177 and
                         811-08403) filed with the Securities and Exchange Commission on February 25, 2003.

               (f)  Not applicable.

               (g)  (1)  Custodian Contract between the
                         Registrant and State Street Bank and
                         Trust Company - Incorporated by
                         reference to Exhibit (g) to
                         Post-Effective Amendment No. 1 to the
                         Registrant's Registration Statement on
                         Form N-1A (File Nos. 333-37177 and
                         811-08403) filed with the Securities and Exchange Commission on December 15, 1998.

                    (2)  Amendment to Custodian Contract
                         between the Registrant and State Street
                         Bank and Trust Company dated June 1,
                         1999 - Incorporated by reference to
                         Exhibit (g)(2) to Post Effective
                         Amendment No. 4 to the Registrant's
                         Registration Statement on Form N-1A
                         (File Nos. 333-37177 and 811-08403)
                         filed with the Securities and Exchange
                         Commission on February 29, 2000.

               (h)  (1)  Transfer Agency Agreement
                         between the Registrant and Alliance
                         Global Investor Services, Inc. -
                         Incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on December 15, 1998.

                    (2)  Expense Limitation Undertaking by
                         Alliance Capital Management L.P. with
                         respect to AllianceBernstein Premier
                         Growth Institutional Fund - Incorporated by reference to Exhibit (h)(2) to Post Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on February 29, 2000.

                    (3)  Expense Limitation Undertaking by
                         Alliance Capital Management L.P. with
                         respect to AllianceBernstein Quasar
                         Institutional Fund - Incorporated by
                         reference to Exhibit (h)(3) to Post
                         Effective Amendment No. 4 to the
                         Registrant's Registration Statement on
                         Form N-1A (File Nos. 333-37177 and
                         811-08403) filed with the Securities and Exchange Commission on February 29, 2000.

                    (4)  Expense Limitation Undertaking by
                         Alliance Capital Management L.P. with
                         respect to AllianceBernstein Real Estate
                         Institutional Fund - Incorporated by
                         reference to Exhibit (h)(4) to Post
                         Effective Amendment No. 4 to the
                         Registrant's Registration Statement on
                         Form N-1A (File Nos. 333-37177 and
                         811-08403) filed with the Securities and Exchange Commission on February 29, 2000.

                    (5)  Form of Expense Limitation Agreement
                         between Alliance Capital Management L.P.
                         and AllianceBernstein International
                         Premier Growth Institutional Fund -
                         Incorporated by reference to Exhibit
                         (h)(5) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the
                         Securities and Exchange Commission on
                         May 1, 2001.

               (i)  (1)  Opinion and Consent of Seward &
                         Kissel LLP with respect to
                         AllianceBernstein Premier Growth
                         Institutional Fund, AllianceBernstein
                         Real Estate Investment Institutional
                         Fund, AllianceBernstein Quasar
                         Institutional Fund and AllianceBernstein
                         Special Equity Institutional Fund -
                         Incorporated by reference to Exhibit
                         (i)(1) to Post-Effective Amendment No.
                         10 to the Registrant's Registration
                         Statement on Form N-1A (File Nos.
                         333-37177 and 811-08403) filed with the
                         Securities and Exchange Commission on
                         February 25, 2003.

                    (2)  Opinion and Consent of Seward &
                         Kissel LLP with respect to Alliance
                         Technology Institutional Fund and
                         Alliance International Premier Growth
                         Institutional Fund - Incorporated by
                         reference to Exhibit (i)(2) to
                         Post-Effective Amendment No. 8 to the
                         Registrant's Registration Statement on
                         Form N-1A (File Nos. 333-37177 and
                         811-08403) filed with the Securities and Exchange Commission on May 1, 2001.

               (j)  Consent of Independent Auditors -
                    Incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403)
                    filed with the Securities and Exchange
                    Commission on February 25, 2003.

               (k)  Not applicable.

               (l) Investment representation letter of Alliance Capital Management L.P. - Incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the
                    Securities and Exchange Commission on
                    November 14, 1997.

               (m)  Rule 12b-1 Plan - See Exhibit (e)(1).

               (n) Rule 18f-3 Plan - Incorporated by reference to Exhibit (o) to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on December 15, 1998.

               (o)  Reserved.

               (p)  (1)  Code of Ethics relating to
                         AllianceBernstein Institutional Funds,
                         Inc. - Incorporated by reference to
                         Exhibit (p)(1) to Post-Effective
                         Amendment No. 6 to the Registrant's
                         Registration Statement on Form N-1A
                         (File Nos. 333-37177 and 811-08403)
                         filed with the Securities and Exchange
                         Commission on October 6, 2000.

                    (2)  Code of Ethics relating to Alliance
                         Capital Management L.P. - Incorporated
                         by reference to Exhibit (p)(2) to
                         Post-Effective Amendment No. 31 to the
                         Registration Statement on Form N-1A of
                         AllianceBernstein Variable Products
                         Series Fund, Inc. (File Nos. 33-18647
                         and 811-5398) filed with the Securities
                         and Exchange Commission on April 27,
                         2001.

               Other Exhibits:

               Powers of Attorney for: Ruth Block, David H. Dievler, John H. Dobkin, William H. Foulk, Jr., Clifford L. Michel and Donald J. Robinson - Incorporated by reference to - Other Exhibits to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on February 27,
               2001.

ITEM 24. Persons Controlled by or under Common Control with the Fund.

               None.

ITEM 25.       Indemnification.

               It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland, which is incorporated by reference herein, and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit (a) hereto, Article VII and Article VIII of Registrant's By-Laws, filed as Exhibit (b) hereto, and Section 10 of the Distribution Services Agreement, filed as Exhibit (e)(1) hereto. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement, filed as Exhibit (d) hereto.

               Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

               In accordance with Release No. IC-11330 (September 2, 1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

               The Registrant participates in a joint
               trustees/directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 26.       Business and Other Connections of Investment Adviser.

               The descriptions of Alliance Capital Management L.P. under the captions "Management of the Funds" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

               The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 27.       Principal Underwriters.

               (a) AllianceBernstein Investment Research and Management, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. AllianceBernstein Investment Research and Management, Inc. acts as Principal Underwriter or Distributor for the following investment companies:

                    AllianceBernstein All-Asia Investment Fund, Inc. AllianceBernstein Americas Government Income Trust, Inc. AllianceBernstein Balanced Shares, Inc.
                    AllianceBernstein Blended Style Series, Inc.
                    AllianceBernstein Bond Fund, Inc.
                    AllianceBernstein Capital Reserves
                    AllianceBernstein Disciplined Growth Fund, Inc. AllianceBernstein Disciplined Value Fund, Inc. AllianceBernstein Dynamic Growth Fund, Inc. AllianceBernstein Emerging Market Debt Fund, Inc. AllianceBernstein Exchange Reserves
                    AllianceBernstein Global Research Growth Fund, Inc. AllianceBernstein Global Small Cap Fund, Inc. AllianceBernstein Global Strategic Income Trust, Inc. AllianceBernstein Government Reserves
                    AllianceBernstein Greater China '97 Fund, Inc. AllianceBernstein Growth and Income Fund, Inc. AllianceBernstein Health Care Fund, Inc.
                    AllianceBernstein High Yield Fund, Inc.
                    AllianceBernstein Institutional Funds, Inc.
                    AllianceBernstein Institutional Reserves, Inc. AllianceBernstein Intermediate California Municipal Portfolio
                    AllianceBernstein Intermediate Diversified Municipal
                    Portfolio
                    AllianceBernstein Intermediate New York Municipal Portfolio AllianceBernstein International Premier Growth Fund, Inc. AllianceBernstein Mid-Cap Growth Fund, Inc. AllianceBernstein Multi-Market Strategy Trust, Inc. AllianceBernstein Municipal Income Fund, Inc. AllianceBernstein Municipal Income Fund II AllianceBernstein Municipal Trust
                    AllianceBernstein New Europe Fund, Inc.
                    AllianceBernstein Premier Growth Fund, Inc.
                    AllianceBernstein Real Estate Growth Fund, Inc. AllianceBernstein Select Investor Series, Inc. AllianceBernstein Short Duration Portfolio AllianceBernstein Small Cap Growth Fund, Inc. AllianceBernstein Technology Fund, Inc.
                    AllianceBernstein Utility Income Fund, Inc.
                    AllianceBernstein Variable Products Series Fund, Inc. AllianceBernstein Worldwide Privatization Fund, Inc. AllianceBernstein Trust
                    Sanford C. Bernstein Fund II, Inc.
                    The AllianceBernstein Portfolios

               (b) The following are the Directors and Officers of AllianceBernstein Investment Research and Management, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.


                                 POSITIONS AND                   POSITIONS AND
                                 OFFICES WITH                    OFFICES WITH
NAME                             UNDERWRITER                     REGISTRANT

Marc O. Mayer                    Chairman

David Conine                     Executive Vice President

Richard A. Davies                Executive Vice President &
                                 Managing Director

Kurt H. Schoknecht               Executive Vice President

Audie G. Apple                   Senior Vice President

Colin C. Aymond                  Senior Vice President

Benji A. Baer                    Senior Vice President

Matthew F. Beaudry               Senior Vice President

Amy I. Belew                     Senior Vice President

John R. Bonczek                  Senior Vice President

William W. Collins, Jr.          Senior Vice President

Mark J. Dunbar                   Senior Vice President

John C. Endahl                   Senior Vice President

Andrew L. Gangolf                Senior Vice President           Assistant
                                 and Assistant General           Secretary
                                 Counsel

John Grambone                    Senior Vice President

Bradley F. Hanson                Senior Vice President

Geoffrey L. Hyde                 Senior Vice President

Robert H. Joseph, Jr.            Senior Vice President

George H. Keith                  Senior Vice President

Richard D. Keppler               Senior Vice President

Richard E. Khaleel               Senior Vice President

Henry Michael Lesmeister         Senior Vice President

Susan L. Matteson-King           Senior Vice President

Daniel D. McGinley               Senior Vice President

Patrick J. Mullen                Senior Vice President

Joanna D. Murray                 Senior Vice President

Daniel A. Notto                  Senior Vice President

Jeffrey A. Nye                   Senior Vice President

Peter J. O'Brien                 Senior Vice President

John J. O'Connor                 Senior Vice President

Catherine N. Peterson            Senior Vice President

Robert E. Powers                 Senior Vice President

John P. Schmidt                  Senior Vice President

Stephen C. Scanlon               Senior Vice President

Raymond S. Sclafani              Senior Vice President

Gregory K. Shannahan             Senior Vice President

Scott C. Sipple                  Senior Vice President

Peter J. Szabo                   Senior Vice President

Joseph T. Tocyloski              Senior Vice President

David R. Turnbough               Senior Vice President

Craig E. Welch                   Senior Vice President

Richard A. Winge                 Senior Vice President

Emilie D. Wrapp                  Senior Vice President
                                 and Assistant General
                                 Counsel

Keith A. Yoho                    Senior Vice President

Patrick E. Ryan                  Vice President and
                                 Chief Financial Officer

Ricardo Arreola                  Vice President

Margaret M. Bagley               Vice President

Peter J. Barber                  Vice President

Kenneth F. Barkoff               Vice President

Charles M. Barrett               Vice President

Troy E. Barton                   Vice President

Laura J. Beedy                   Vice President

Gregory P. Best                  Vice President

John C. Bianchi                  Vice President

Paul G. Bishop                   Vice President

Daniel U. Brakewood              Vice President

Robert F. Brendli                Vice President

Alan T. Brum                     Vice President

Kevin T. Cannon                  Vice President

John M. Capeci                   Vice President

John P. Chase                    Vice President

Leo H. Cook                      Vice President

Jean A. Coomber                  Vice President

Russell R. Corby                 Vice President

Dwight P. Cornell                Vice President

Michael R. Crimmins              Vice President

John W. Cronin                   Vice President

Robert J. Cruz                   Vice President

Daniel J. Deckman                Vice President

Sherry V. Delaney                Vice President

Jennifer M. DeLong               Vice President

Faith C. Deutsch                 Vice President

Janet B. DiBrita                 Vice President

Richard P. Dyson                 Vice President

John S. Egner                    Vice President

Adam E. Engelhardt               Vice President

Sohaila S. Farsheed              Vice President

John J. Fennessy                 Vice President

Mark D. Gersten                  Vice President                  Treasurer and
                                                                 Chief
                                                                 Financial
                                                                 Officer
Thomas R. Graffeo                Vice President

Marci Green                      Vice President

Alan Halfenger                   Vice President

Michael S. Hart                  Vice President

Jean-Francois Y. Hautemulle      Vice President

George R. Hrabovsky              Vice President

Dinah J. Huntoon                 Vice President

Scott Hutton                     Vice President

Anthony D. Ialeggio              Vice President

Theresa Iosca                    Vice President

Oscar J. Isoba                   Vice President

Kumar Jagdeo II                  Vice President

Michele C. Eschert Johnson       Vice President

Danielle M. Klaskow              Vice President

Victor Kopelakis                 Vice President

Richard D. Kozlowski             Vice President

Robert I. Kurzweil               Vice President

Daniel W. Krause                 Vice President

Donna M. Lamback                 Vice President

P. Dean Lampe                    Vice President

Joseph R. Laspina                Vice President

Laurel E. Lindner                Vice President

Armando C. Llanes                Vice President

James M. Liptrot                 Vice President

James P. Luisi                   Vice President

Kathryn Austin Masters           Vice President

Richard F. Meier                 Vice President

Michael V. Miller                Vice President

Thomas F. Monnerat               Vice President

Doris T. Ciliberti Muller        Vice President

John F. Multhauf                 Vice President

Michael F. Nash, Jr.             Vice President

Jamie A. Nieradka                Vice President

David L. Nitz                    Vice President

Nicole Nolan-Koester             Vice President

Timothy J. O'Connell             Vice President

Richard J. Olszewski             Vice President

Albert Orokos                    Vice President

David D. Paich                   Vice President

Christopher A. Panicoe           Vice President

Todd P. Patton                   Vice President

Jeffrey R. Petersen              Vice President

Mark A. Pletts                   Vice President

James J. Posch                   Vice President

Carol H. Rappa                   Vice President

Arlene L. Reddington             Vice President

Bruce W. Reitz                   Vice President

James A. Rie                     Vice President

Miguel A. Rozensztroch           Vice President

Karen C. Satterberg              Vice President

Matthew J. Scarlata              Vice President

Eileen B. Sebold                 Vice President

Stephanie Seminara               Vice President

Richard J. Sidell                Vice President

Teris A. Sinclair                Vice President

Karen Sirett                     Vice President

Rayandra E. Slonina              Vice President

Bryant B. Smith                  Vice President

Jeffrey C. Smith                 Vice President

Eileen Stauber                   Vice President

Elizabeth K. Tramo               Vice President

Benjamin H. Travers              Vice President

Keith T. Truex                   Vice President

Marie R. Vogel                   Vice President

Wayne W. Wagner                  Vice President

William K. Weese                 Vice President

Jesse L. Weissberger             Vice President

Mark E. Westmoreland             Vice President

Paul C. Wharf                    Vice President

Scott Whitehouse                 Vice President

Peter H. Whitlock                Vice President

Matthew Witschel                 Vice President

Richard J. Appaluccio            Assistant Vice President

Omar J. Aridi                    Assistant Vice President

Joseph D. Asselta                Assistant Vice President

Andrew Berger                    Assistant Vice President

Gian D. Bernardi                 Assistant Vice President

Susan Bieber                     Assistant Vice President

Heath A. Black                   Assistant Vice President

Michael J. Bodnar                Assistant Vice President

Henry Brennan                    Assistant Vice President

Mark S. Burns                    Assistant Vice President

Maria L. Carreras                Assistant Vice President

Chul Y. Chang                    Assistant Vice President

Judith A. Chin                   Assistant Vice President

Jorge Ciprian                    Assistant Vice President

Jeffrey T. Coghan                Assistant Vice President

Kenneth J. Connors               Assistant Vice President

Michael C. Conrath               Assistant Vice President

Shawn Conroy                     Assistant Vice President

Ralph A. DiMeglio                Assistant Vice President

Joseph T. Dominguez              Assistant Vice President

Bernard J. Eng                   Assistant Vice President

Jeffrey M. Eschert               Assistant Vice President

Michael J. Eustic                Assistant Vice President

Efrain Fernandez                 Assistant Vice President

Anthony P. Fiore                 Assistant Vice President

Michael F. Greco                 Assistant Vice President

Kelly P. Guter                   Assistant Vice President

Arthur F. Hoyt, Jr.              Assistant Vice President

David A. Hunt                    Assistant Vice President

Elizabeth E. Keefe               Assistant Vice President

Edward W. Kelly                  Assistant Vice President

Thomas J. Khoury                 Assistant Vice President

Charles Kim                      Assistant Vice President

Jung M. Kim                      Assistant Vice President

Jeffrey M. Kusterer              Assistant Vice President

Stephen P. Laffey                Assistant Vice President

Gary M. Lang                     Assistant Vice President

Christopher J. Larkin            Assistant Vice President

Evamarie C. Lombardo             Assistant Vice President

Daniel K. McGouran               Assistant Vice President

Andrew J. Magnus                 Assistant Vice President

Steven M. Miller                 Assistant Vice President

Jeffrey D. Mosco                 Assistant Vice President

Troy E. Mosconi                  Assistant Vice President

Alex E. Pady                     Assistant Vice President

Wandra M. Perry-Hartsfield       Assistant Vice President

Irfan A. Raja                    Assistant Vice President

Rizwan A. Raja                   Assistant Vice President

David J. Riley                   Assistant Vice President

Christopher P. Rodney            Assistant Vice President

Peter V. Romeo                   Assistant Vice President

Jessica M. Rozman                Assistant Vice President

Christina A. Santiago            Assistant Vice President
                                 and Counsel

John Scialabba                   Assistant Vice President

Orlando Soler                    Assistant Vice President

Nancy D. Testa                   Assistant Vice President

Richard L. Tocyloski             Assistant Vice President

Kari-Anna Towle                  Assistant Vice President

Elsia M. Vasquez                 Assistant Vice President

Nina C. Wilkinson                Assistant Vice President

Eric J. Wright                   Assistant Vice President

Maureen E. Yurcisin              Assistant Vice President

Thomas M. Zottner                Assistant Vice President

Mark R. Manley                   Assistant Secretary


               (c)  Not applicable.

ITEM 28.       Location of Accounts and Records.

               The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Global Investor Services, Inc., P.O. Box 786003, San Antonio, Texas 78278-6003 and at the offices of State Street Bank and Trust Company, the Registrant's custodian. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York, 10105.

ITEM 29.       Management Services.

               Not applicable.

ITEM 30.       Undertakings.

               Not applicable.

                            SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York and the State of New York, on the 30th day of December, 2003.

                             AllianceBernstein Institutional
                             Funds, Inc.

                             By: /s/ Marc O. Mayer
                                 ---------------------
                                     Marc O. Mayer
                                     President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                Title              Date
---------                                -----              ----


(1) Principal Executive Officer:

    /s/ Marc O. Mayer                    President          December 30, 2003
    -----------------
    Marc O. Mayer

(2) Principal Financial
    and Accounting Officer:

    /s/ Mark D. Gersten                  Treasurer          December 30, 2003
    -------------------                  and Chief
    Mark D. Gersten                      Financial Officer

(3) All of the Directors:

    /s/ Marc O. Mayer                                       December 30, 2003
    -------------------
    Marc O. Mayer


    Ruth Block           William H. Foulk, Jr.
    David H. Dievler     Clifford L. Michel
    John H. Dobkin       Donald J. Robinson

By: /s/ Andrew L Gangolf                                    December 30, 2003
    --------------------
    Andrew L. Gangolf

                        Index to Exhibits
                        -----------------

Exhibit No.       Description of Exhibits
-----------       -----------------------



(a)(5)            Articles of Amendment to the Articles of Incorporation.



00250.0157 #423340